UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06457
                                                     ---------------------

               Nuveen Premier Insured Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

SEMIANNUAL REPORT April 30, 2004


                                     NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.
                                                                             NQI

                                 NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.
                                                                             NIO

                              NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.
                                                                             NIF

                                  NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2
                                                                             NPX

                                NUVEEN INSURED DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NVG

                                NUVEEN INSURED TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NEA

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

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FOLLOW THE STEPS OUTLINED BELOW:

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Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A WELL-BALANCED PORTFOLIO.

Dear
   SHAREHOLDER

I am very pleased to report that for the period ended April 30, 2004, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

While tax-free income is always welcome, we know that many shareholders are beginning to wonder whether interest rates will rise significantly, and whether that possibility should cause them to adjust that portion of their investment portfolios allocated to tax-free municipal bonds. We believe this is a question you should consider carefully with the help of a trusted financial advisor. In many cases, it may be more appropriate to focus on long-term goals and objectives rather than shorter-term market movements, and this is where a professional advisor may be able to help keep you focused on the larger objectives of your investment program.

As you read through this report, please review the inside front cover and consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

June 15, 2004

Nuveen National Insured Municipal Closed-End Exchange-Traded Funds (NQI, NIO, NIF, NPX, NVG, NEA)

Portfolio Manager's
                COMMENTS

Portfolio manager Tom O'Shaughnessy reviews the market environment, key investment strategies, and the six-month performance of the Funds. With 21 years of investment experience at Nuveen, Tom assumed portfolio management responsibility for NEA at its inception in 2002, adding NQI, NIO, NIF, NPX, and NVG in 2003. After the end of this six-month reporting period, management responsibility for these Funds switched to Dan Solender. Dan has eleven years of investment experience, including seven at Nuveen. The investment objectives of the Funds have not changed.)


WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2004?

During this reporting period, the greatest influences on the national economy and the municipal market continued to be historically low interest rates, growing evidence of economic improvement, and a generally modest rate of inflation. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. This accommodative monetary policy helped to spur GDP (gross domestic product) growth of 4.4% annualized in the first quarter of 2004, following a 3.1% rise in 2003. Over the six-month reporting period, the year-over-year rate of inflation, as measured by the core Consumer Price Index, averaged 1.3%.

This generally favorable environment helped many municipal bonds perform well during most of the six-month period ended April 30, 2004. However, in early April, a sharply improved jobs report, along with subsequent indications of growing momentum in the U.S. economy, served as catalysts for increased expectations of a Fed rate hike. This all contributed to heightened volatility in the fixed-income markets. During April, the yield on the Bond Buyer 20 index, a widely followed measure of general obligation bonds, rose more than 50 basis points. This rise in the index yield, and the corresponding decline in bond prices, effectively offset the yield declines and price gains of the previous five months. As of April 30, 2004, the Bond Buyer 20 index was at approximately the same level as it was at the beginning of the six-month reporting period.

In general, municipal supply remained strong over the past six months, although the pace of issuance slowed. The first four months of 2004 saw $110 billion in new municipal supply, down 9% from January-April 2003. Over the entire six-month reporting period ended April 2004, the supply of new bonds decreased 13% compared with the preceding six months.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE SIX MONTHS ENDED APRIL 30, 2004?

With the market continuing to anticipate an increase in interest rates, our major focus during this reporting period remained on careful management of the Funds' durations1 as a way to mitigate some of the interest rate risk inherent in each Fund's portfolio. Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater the


1 Duration is a measure of a Fund's net asset value (NAV) volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

Fund's interest rate risk. Our use of such a duration management strategy is designed to help position the Funds to potentially produce more consistent returns over time as interest rates inevitably rise and fall.

The one exception to this strategy was NEA, the newest of these six Funds. With NEA, we made a deliberate decision to keep the duration longer than the other Funds in order to enhance this Fund's initial income stream.

As mentioned earlier, the supply of new municipal bonds softened nationwide during the six-month reporting period. This tighter supply had a modest impact on our ability to enhance the diversification of the two newer Funds, NVG and NEA, since it occasionally took longer to find securities that we believed had the potential to add value and that carried the types of structures and features we preferred. In addition, with yields remaining low over most of this period, the market did not offer a great number of opportunities to improve the Funds' income streams. In general, turnover in these Funds was comparatively low for the six months ended April 30, 2004.

In keeping with our duration management strategy and the steepness of the municipal bond yield curve over this reporting period, the bonds we did purchase tended to be in the long-intermediate part of the yield curve (i.e., bonds that mature in 16 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds with less inherent interest rate risk and better total return potential. Overall, we looked for bonds that would help us keep the Funds' portfolios diversified in terms of industry sector, maturity and geographic region.

Another ongoing strategy focused on the gradual reduction of the Funds' exposure to bonds subject to the alternative minimum tax (AMT). In accomplishing this, we looked to use tax loss carryforwards whenever possible to offset gains realized when we sold bonds that had appreciated in value.

HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 4/30/04
(6-month returns cumulative, all others annualized)

                              6-MONTH    1-YEAR     5-YEAR    10-YEAR
---------------------------------------------------------------------
NQI                             1.01%     1.77%      6.09%      6.88%
---------------------------------------------------------------------
NIO                             0.66%     2.16%      6.11%      7.06%
---------------------------------------------------------------------
NIF                             1.06%     1.84%      5.63%      6.74%
---------------------------------------------------------------------
NPX                             0.83%     1.79%      5.95%      7.41%
---------------------------------------------------------------------
NVG                             1.72%     2.42%         NA         NA
---------------------------------------------------------------------
NEA                             1.92%     2.88%         NA         NA
---------------------------------------------------------------------
Lehman Brothers Insured
Municipal Bond Index2           1.06%     2.41%      5.64%      6.67%
---------------------------------------------------------------------
Lipper Insured
(Leveraged) Municipal
Debt Funds average3             1.01%     2.25%      5.49%      6.87%
---------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2004, the cumulative returns of NVG and NEA outperformed the returns of both the Lehman Brothers Insured Municipal Bond Index and the Funds' Lipper peer group average. The returns of NQI and NIF were in line with these measures, while the returns of NIO and NPX trailed both the Lehman and Lipper returns.

In general, insured and higher-rated bonds did not perform as well as BBB rated bonds during this six-month period, and this is reflected in the returns of all these Funds, as well as the Lehman Index and Lipper peer group. Both NVG and NEA performed the best during this period, in large part because they are allowed to invest in uninsured, lower-rated investment-grade securities. NEA also benefited from its holdings of uninsured healthcare bonds. Healthcare, which ranked second in terms of returns among the Lehman municipal revenue sectors during this period, continued to perform well due to improvements in cost containment and reimbursement practices.

Looking at the fully insured Funds, NIO and NPX underperformed NQI and NIF for several reasons. First, NIO and NPX had relatively more housing bond calls than the other two Funds, and thus had more funds to invest at current low rates. These Funds also had higher levels of pre-refunded bonds than NQI or NIF and pre-refunded bonds tended to underperform relative to other bonds over this period. Another factor that constrained the performances of NIO and NPX during this period included their relatively large exposure to AMT bonds. In recent months, these bonds did not perform as well as their non-AMT counterparts.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels during this reporting period, the leveraged structures of these Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, the Funds generally pay relatively lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. During this reporting period, continued low short-term rates enabled us to maintain the dividend levels of all six insured Funds.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if a Fund has


2 The Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of insured municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper Insured (Leveraged) Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months - 27 funds; 1 year - 26 funds; 5 years - 20 funds and 10 years - 18 funds. Fund and Lipper returns assume reinvestment of dividends.

cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2004, all of the Funds in this report had positive UNII balances except NEA, which had a negative UNII balance mainly because it is a newer Fund that has not been around long enough to accumulate its income.

As of April 30, 2004, NIO was trading at a -4.04% discount to its NAV, compared with an average premium of 34.7% for the six-month period. NIO was trading at a -8.45% discount, compared with an average discount of -1.09%. NIF was at a discount of -7.36%, compared with an average premium for the period of 0.12%. NPX was at a -8.61% discount, compared to an average premium of 0.29%. NVG was at a discount at -9.44%, compared to an average discount of -4.17%. NEA was trading at a discount of -5.92%, compared with an average premium of 0.45% for the reporting period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF APRIL 30, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong overall credit quality was an important requirement. NQI, NIO, NIF and NPX continued to be 100% invested in insured and/or U.S. guaranteed securities. As noted, NVG and NEA are allowed to invest up to 20% of their assets in uninsured investment-grade quality securities. As of April 30, 2004, NVG had 91% of its portfolio in insured bonds, while NEA had 88%.

As of April 30, 2004, potential call exposure for these Funds during 2004-2005 ranged from zero in NVG and 1% in NEA to 7% in NIF, 11% in NPX, 14% in NIO, and 20% in NQI. The number of actual bond calls in all of these Funds will depend largely on market rates and the needs of the securities' issuers.

We continue to manage these insured Funds as long-term investments focused on providing dependable tax-free income and preserving net asset value through the prudent management of credit and interest rate risk.

Nuveen Insured Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of April 30, 2004

NQI

Pie Chart:
CREDIT QUALITY
Insured                             87%
Insured and U.S. Guaranteed         12%
U.S. Guaranteed                      1%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $14.71
--------------------------------------------------
Common Share Net Asset Value                $15.33
--------------------------------------------------
Premium/(Discount) to NAV                   -4.04%
--------------------------------------------------
Market Yield                                 6.89%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.57%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $585,089
--------------------------------------------------
Average Effective Maturity (Years)           20.45
--------------------------------------------------
Leverage-Adjusted Duration                    9.15
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/19/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -7.14%         1.01%
--------------------------------------------------
1-Year                        -6.05%         1.77%
--------------------------------------------------
5-Year                         5.00%         6.09%
--------------------------------------------------
10-Year                        6.99%         6.88%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 21%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Tax Obligation/General                         13%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                 0.0845
Jun                                 0.0845
Jul                                 0.0845
Aug                                 0.0845
Sep                                 0.0845
Oct                                 0.0845
Nov                                 0.0845
Dec                                 0.0845
Jan                                 0.0845
Feb                                 0.0845
Mar                                 0.0845
Apr                                 0.0845


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              16.75
                                    16.85
                                    16.83
                                    16.94
                                    16.97
                                    16.61
                                    17
                                    17.1
                                    16.81
                                    16.04
                                    15.72
                                    15.73
                                    15.51
                                    15.6
                                    15.63
                                    15.86
                                    15.73
                                    15.88
                                    15.97
                                    15.95
                                    16.16
                                    16.18
                                    16.39
                                    16.33
                                    16.55
                                    16.66
                                    16.55
                                    16.6
                                    16.53
                                    16.67
                                    16.87
                                    16.92
                                    16.93
                                    16.84
                                    16.8
                                    16.8
                                    16.7
                                    16.7
                                    16.93
                                    16.9
                                    16.99
                                    16.89
                                    16.75
                                    15.98
                                    15.3
                                    14.87
4/30/04                             14.71

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0464 per share.

Nuveen Insured Municipal Opportunity Fund, Inc.

Performance
   OVERVIEW As of April 30, 2004


NIO

Pie Chart:
CREDIT QUALITY
Insured                             81%
Insured and U.S. Guaranteed         17%
U.S. Guaranteed                      2%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $14.18
--------------------------------------------------
Common Share Net Asset Value                $15.49
--------------------------------------------------
Premium/(Discount) to NAV                   -8.46%
--------------------------------------------------
Market Yield                                 6.85%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.51%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $1,256,856
--------------------------------------------------
Average Effective Maturity (Years)           19.25
--------------------------------------------------
Leverage-Adjusted Duration                    8.71
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/19/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -6.34%         0.66%
--------------------------------------------------
1-Year                        -6.29%         2.16%
--------------------------------------------------
5-Year                         3.83%         6.11%
--------------------------------------------------
10-Year                        6.79%         7.06%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 20%
--------------------------------------------------
U.S. Guaranteed                                19%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                 0.081
Jun                                 0.081
Jul                                 0.081
Aug                                 0.081
Sep                                 0.081
Oct                                 0.081
Nov                                 0.081
Dec                                 0.081
Jan                                 0.081
Feb                                 0.081
Mar                                 0.081
Apr                                 0.081



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              16.17
                                    16.12
                                    16.38
                                    16.52
                                    16.59
                                    16.04
                                    16.26
                                    16.21
                                    16.17
                                    15.42
                                    15.24
                                    15.36
                                    15.05
                                    15.13
                                    15.16
                                    15.32
                                    15.3
                                    15.36
                                    15.61
                                    15.42
                                    15.45
                                    15.67
                                    15.64
                                    15.85
                                    15.8
                                    15.89
                                    15.92
                                    15.99
                                    15.85
                                    15.98
                                    16.2
                                    16.32
                                    16.31
                                    16.22
                                    16.3
                                    16.24
                                    16.33
                                    16.38
                                    16.53
                                    16.49
                                    16.56
                                    16.42
                                    16.13
                                    15.52
                                    14.9
                                    14.53
4/30/04                             14.18

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0291 per share.

Nuveen Premier Insured Municipal Income Fund, Inc.

Performance
   OVERVIEW As of April 30, 2004


NIF

Pie Chart:
CREDIT QUALITY
Insured                             81%
Insured and U.S. Guaranteed          4%
U.S. Guaranteed                     15%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $14.23
--------------------------------------------------
Common Share Net Asset Value                $15.36
--------------------------------------------------
Premium/(Discount) to NAV                   -7.36%
--------------------------------------------------
Market Yield                                 6.87%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.54%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $298,244
--------------------------------------------------
Average Effective Maturity (Years)           17.12
--------------------------------------------------
Leverage-Adjusted Duration                    9.89
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/19/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -5.29%         1.06%
--------------------------------------------------
1-Year                        -6.70%         1.84%
--------------------------------------------------
5-Year                         4.01%         5.63%
--------------------------------------------------
10-Year                        6.55%         6.74%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
U.S. Guaranteed                                19%
--------------------------------------------------
Tax Obligation/General                         17%
--------------------------------------------------
Transportation                                 17%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                 0.0815
Jun                                 0.0815
Jul                                 0.0815
Aug                                 0.0815
Sep                                 0.0815
Oct                                 0.0815
Nov                                 0.0815
Dec                                 0.0815
Jan                                 0.0815
Feb                                 0.0815
Mar                                 0.0815
Apr                                 0.0815


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              16.31
                                    16.34
                                    16.62
                                    16.95
                                    16.96
                                    16.47
                                    16.67
                                    16.7
                                    16.51
                                    16.01
                                    14.99
                                    15.24
                                    14.93
                                    15.16
                                    15.16
                                    15.24
                                    15.35
                                    15.37
                                    15.37
                                    15.35
                                    15.26
                                    15.53
                                    15.51
                                    15.78
                                    15.8
                                    15.82
                                    15.88
                                    16.15
                                    16
                                    16.21
                                    16.35
                                    16.53
                                    16.56
                                    16.33
                                    16.38
                                    16.32
                                    16.33
                                    16.55
                                    16.65
                                    16.52
                                    16.57
                                    16.56
                                    16.18
                                    15.66
                                    14.98
                                    14.6
4/30/04                             14.23


1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December
  2003 of $0.0193 per share.

Nuveen Insured Premium Income Municipal Fund 2

Performance
   OVERVIEW As of April 30, 2004


NPX

Pie Chart:
CREDIT QUALITY
Insured                             90%
Insured and U.S. Guaranteed         10%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $12.73
--------------------------------------------------
Common Share Net Asset Value                $13.93
--------------------------------------------------
Premium/(Discount) to NAV                   -8.61%
--------------------------------------------------
Market Yield                                 6.88%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.56%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $520,455
--------------------------------------------------
Average Effective Maturity (Years)           18.24
--------------------------------------------------
Leverage-Adjusted Duration                    8.71
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/22/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -7.07%         0.83%
--------------------------------------------------
1-Year                        -7.30%         1.79%
--------------------------------------------------
5-Year                         5.56%         5.95%
--------------------------------------------------
10-Year                        7.70%         7.41%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Utilities                                      18%
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Transportation                                 12%
--------------------------------------------------
Tax Obligation/General                         11%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                                 0.072
Jun                                 0.072
Jul                                 0.072
Aug                                 0.072
Sep                                 0.073
Oct                                 0.073
Nov                                 0.073
Dec                                 0.073
Jan                                 0.073
Feb                                 0.073
Mar                                 0.073
Apr                                 0.073


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              14.64
                                    14.72
                                    14.7
                                    14.9
                                    15.15
                                    14.74
                                    14.93
                                    14.98
                                    14.99
                                    14.2
                                    13.99
                                    13.85
                                    13.69
                                    13.75
                                    13.89
                                    13.8
                                    13.9
                                    13.89
                                    13.96
                                    14.12
                                    13.96
                                    14
                                    14.12
                                    14.18
                                    14.24
                                    14.36
                                    14.62
                                    14.83
                                    14.63
                                    14.63
                                    14.94
                                    14.95
                                    14.96
                                    14.94
                                    14.78
                                    14.88
                                    14.91
                                    14.99
                                    15.04
                                    14.98
                                    15.06
                                    14.88
                                    14.65
                                    13.9
                                    13.4
                                    12.85
4/30/04                             12.73



1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

Nuveen Insured Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of April 30, 2004


NVG

Pie Chart:
CREDIT QUALITY
Insured                             87%
Insured and U.S. Guaranteed          4%
AAA (Uninsured)                      3%
AA (Uninsured)                       4%
A (Uninsured)                        2%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.72
--------------------------------------------------
Common Share Net Asset Value                $15.15
--------------------------------------------------
Premium/(Discount) to NAV                   -9.44%
--------------------------------------------------
Market Yield                                 6.78%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.42%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $451,533
--------------------------------------------------
Average Effective Maturity (Years)           19.78
--------------------------------------------------
Leverage-Adjusted Duration                    9.90
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -4.02%         1.72%
--------------------------------------------------
1-Year                        -2.76%         2.42%
--------------------------------------------------
Since Inception                2.22%         9.30%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         25%
--------------------------------------------------
Transportation                                 18%
--------------------------------------------------
Tax Obligation/Limited                         17%
--------------------------------------------------
Water and Sewer                                12%
--------------------------------------------------
Education and Civic Organization                9%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                 0.0775
Jun                                 0.0775
Jul                                 0.0775
Aug                                 0.0775
Sep                                 0.0775
Oct                                 0.0775
Nov                                 0.0775
Dec                                 0.0775
Jan                                 0.0775
Feb                                 0.0775
Mar                                 0.0775
Apr                                 0.0775



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              15.2
                                    15.35
                                    15.62
                                    15.88
                                    15.95
                                    15.41
                                    15.4
                                    15.73
                                    15.67
                                    15.19
                                    14.1
                                    14.49
                                    14.31
                                    14.26
                                    14.44
                                    14.59
                                    14.55
                                    14.48
                                    14.56
                                    14.89
                                    14.67
                                    14.81
                                    14.81
                                    14.88
                                    14.85
                                    14.82
                                    14.98
                                    14.98
                                    15.05
                                    15.2
                                    15.41
                                    15.38
                                    15.47
                                    15.4
                                    15.49
                                    15.4
                                    15.39
                                    15.64
                                    15.7
                                    15.6
                                    15.63
                                    15.61
                                    15.27
                                    14.7
                                    14.25
                                    13.93
4/30/04                             13.72



1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0713 per share.

Nuveen Insured Tax-Free Advantage Municipal Fund

Performance
   OVERVIEW As of April 30, 2004


NEA

Pie Chart:
CREDIT QUALITY
Insured                             86%
Insured and U.S. Guaranteed          2%
AAA (Uninsured)                      3%
AA (Uninsured)                       2%
A (Uninsured)                        5%
BBB (Uninsured)                      2%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.51
--------------------------------------------------
Common Share Net Asset Value                $14.36
--------------------------------------------------
Premium/(Discount) to NAV                   -5.92%
--------------------------------------------------
Market Yield                                 6.88%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.56%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $265,882
--------------------------------------------------
Average Effective Maturity (Years)           23.32
--------------------------------------------------
Leverage-Adjusted Duration                   13.04
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/21/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -5.75%         1.92%
--------------------------------------------------
1-Year                        -4.42%         2.88%
--------------------------------------------------
Since Inception               -1.47%         6.19%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         30%
--------------------------------------------------
Tax Obligation/General                         27%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Transportation                                  7%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                 0.0775
Jun                                 0.0775
Jul                                 0.0775
Aug                                 0.0775
Sep                                 0.0775
Oct                                 0.0775
Nov                                 0.0775
Dec                                 0.0775
Jan                                 0.0775
Feb                                 0.0775
Mar                                 0.0775
Apr                                 0.0775



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              15.05
                                    15.18
                                    15.57
                                    15.63
                                    15.56
                                    15.36
                                    15.45
                                    15.33
                                    15.52
                                    15.1
                                    14.24
                                    14.74
                                    14.07
                                    14.09
                                    14.07
                                    14.08
                                    14.13
                                    14.06
                                    14.41
                                    14.56
                                    14.42
                                    14.67
                                    14.79
                                    14.96
                                    14.68
                                    14.71
                                    14.89
                                    14.92
                                    14.98
                                    15.22
                                    15.21
                                    15.38
                                    15.4
                                    15.22
                                    15.52
                                    15.4
                                    15.4
                                    15.77
                                    15.78
                                    15.41
                                    15.52
                                    15.63
                                    15.12
                                    15.05
                                    14.21
                                    13.64
4/30/04                             13.51


1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2003 of $0.0053 per share.

                            Nuveen Insured Quality Municipal Fund, Inc. (NQI)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.2%

$       1,135   Birmingham, Alabama, Waterworks and Sewer Board, Water                1/13 at 100.00         AAA     $    1,192,567
                 and Sewer Revenue Bonds, Series 2002B, 5.250%, 1/01/20 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.6%

        9,200   Phoenix, Arizona, Civic Improvement Corporation, Senior               7/12 at 100.00         AAA          9,250,876
                 Lien Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.8%

        4,640   Arkansas Development Finance Authority, FNMA/GNMA                     7/05 at 102.00         AAA          4,782,448
                 Mortgage-Backed Securities Program Single Family Mortgage
                 Bonds, Series 1995B, 6.700%, 7/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 21.6%

        8,135   Alameda County, California, Certificates of Participation,            9/06 at 102.00         AAA          9,022,203
                 Alameda County Public Facilities Corporation, Series 1991,
                 6.000%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured

       13,175   California Pollution Control Financing Authority, Pollution           9/09 at 101.00         AAA         13,560,501
                 Control Revenue Refunding Bonds, Southern California
                 Edison Company, Series 1999A, 5.450%, 9/01/29 -
                 MBIA Insured

        9,000   California, General Obligation Bonds, Series 2002,                   10/12 at 100.00         AAA          8,865,360
                 5.000%, 10/01/32 - MBIA Insured

       20,500   California, General Obligation Refunding Bonds, Series 2002,          4/12 at 100.00         AAA         20,347,070
                 5.000%, 4/01/27 - AMBAC Insured

        3,750   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00         AAA          3,703,388
                 5.000%, 4/01/31 - AMBAC Insured

        5,500   California Statewide Communities Development Authority,               7/04 at 102.00         AAA          5,650,095
                 San Diego, California, Certificates of  Participation, The
                 Salk Institute for Biological Studies, 6.200%, 7/01/24 -
                 CONNIE LEE/AMBAC Insured

                Foothill-Eastern Transportation Corridor Agency, California,
                Toll Road Refunding Revenue Bonds, Series 1999:
       22,985    0.000%, 1/15/24 - MBIA Insured                                        1/10 at 44.52         AAA          7,314,976
       22,000    0.000%, 1/15/31 - MBIA Insured                                        1/10 at 29.11         AAA          4,528,480
       50,000    0.000%, 1/15/37 - MBIA Insured                                        1/10 at 20.19         AAA          7,108,000

        5,000   Garden Grove, California, Certificates of Participation,              3/12 at 101.00         AAA          5,033,050
                 Financing Project, Series 2002A, 5.125%, 3/01/32 -
                 AMBAC Insured

        5,000   Inland Empire Solid Waste Financing Authority, California,            8/06 at 102.00         AAA          5,532,100
                 Revenue Bonds, Landfill Improvement  Financing Project,
                 Series 1996B, 6.000%, 8/01/16 (Alternative Minimum Tax)
                 (Pre-refunded to 8/01/06) - FSA Insured

        5,498   Moreno Valley Public Finance Authority, California, GNMA              1/12 at 105.00         Aaa          6,206,912
                 Collateralized Assisted Living Housing Revenue Bonds,
                 CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42

        6,250   Ontario Redevelopment Financing Authority, San Bernardino             8/04 at 101.00         AAA          6,399,688
                 County, California, Revenue Bonds, Redevelopment Project 1,
                 Series 1993, 5.850%, 8/01/22 - MBIA Insured

        3,615   Pasadena Unified School District, Los Angeles County,                 5/13 at 100.00         AAA          3,660,766
                 California, General Obligation Bonds, Series 2003D,
                 5.000%, 5/01/24 - MBIA Insured

                San Francisco Airports Commission, California, Revenue Refunding
                Bonds, San Francisco International Airport, Second Series 2001,
                Issue 27A:
        7,200    5.125%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured             5/11 at 100.00         AAA          7,283,952
       12,690    5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured             5/11 at 100.00         AAA         12,745,328


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.5%

        5,630   Arapahoe County Capital Improvement Trust Fund, Colorado,             8/05 at 103.00         AAA          6,140,697
                 Vehicle Registration Fee Revenue Bonds, Highway E-470
                 Project, Series 1986A, 6.150%, 8/31/26 (Pre-refunded to
                 8/31/05) - MBIA Insured

        3,750   Denver City and County, Colorado, Airport System Revenue             11/06 at 101.00         AAA          3,866,850
                 Bonds, Series 1996D, 5.500%, 11/15/25 - MBIA Insured

        4,130   Grand Junction, Colorado, General Fund Revenue Bonds,                 3/14 at 100.00         AAA          4,371,564
                 Series 2004, 5.000%, 3/01/16 - AMBAC Insured


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.4%

$       8,000   Washington Convention Center Authority, District of Columbia,        10/08 at 101.00         AAA     $    8,166,880
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.000%, 10/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 7.8%

        3,450   Florida Housing Finance Agency, Single Family Mortgage                7/04 at 102.00         AAA          3,524,382
                 Revenue Bonds, Series 1994B, 6.650%, 7/01/26 (Alternative
                 Minimum Tax)

        3,250   Florida State Board of Education, Full Faith and Credit Public        6/13 at 101.00         AAA          3,339,310
                 Education Capital Outlay Bonds, Series 2003J,
                 5.000%, 6/01/22 - AMBAC Insured

        2,180   Florida Municipal Loan Council, Revenue Bonds,                          No Opt. Call         AAA          2,386,381
                 Series 2003A, 5.250%, 5/01/13 - MBIA Insured

       20,000   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA         20,854,000
                 5.750%, 10/01/25 (Alternative Minimum Tax) - FSA Insured

        4,115   Housing Finance Authority of Miami-Dade County, Florida,              7/11 at 100.00         AAA          4,261,083
                 Multifamily Housing Revenue Bonds, Monterey Pointe
                 Apartments Project, Series 2001-2A, 5.850%, 7/01/37
                 (Alternative Minimum Tax) - FSA Insured

        7,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          7,139,230
                 Miami International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax) - FGIC Insured

        3,780   The School Board of Palm Beach County, Florida, Certificates          8/13 at 100.00         AAA          3,999,240
                 of Participation, Series 2003A, 5.000%, 8/01/16 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 6.3%

        1,620   Hawaii County, Hawaii, General Obligation Bonds,                      7/13 at 100.00         AAA          1,662,574
                 Series 2003A, 5.000%, 7/15/21 - FSA Insured

                Hawaii Department of Transportation, Airport System Revenue
                Refunding Bonds, Series 2000B:
        8,785    6.625%, 7/01/18 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA         10,014,549
        7,000    6.000%, 7/01/19 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA          7,636,160

       16,180   Hawaii Department of Budget and Finance, Special Purpose              5/06 at 101.00         AAA         17,344,636
                 Revenue Bonds, Hawaii Electric Company, Inc. and
                 Subsidiaries Project, Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 18.7%

       10,000   Chicago, Illinois, General Obligation Bonds, Series 1995,             7/05 at 102.00         AAA         10,743,300
                 6.125%, 1/01/16 (Pre-refunded to 7/01/05) - AMBAC Insured

        6,000   Chicago, Illinois, General Airport Second Lien Revenue                1/05 at 102.00         AAA          6,295,200
                 Refunding Bonds, O'Hare International Airport, Series 1994A,
                 6.375%, 1/01/12 - MBIA Insured

        9,500   Chicago, Illinois, General Airport Second Lien Revenue                1/10 at 101.00         AAA         10,059,075
                 Refunding Bonds, O'Hare International Airport, Series 1999,
                 5.500%, 1/01/15 (Alternative Minimum Tax) - AMBAC Insured

        7,165   Illinois Development Finance Authority, Revenue Bonds,                8/09 at 101.00         AAA          8,082,263
                 Bradley University Project, Series 1999, 5.500%, 8/01/29
                 (Pre-refunded to 8/01/09) - AMBAC Insured

       25,000   Illinois Health Facilities Authority, Revenue Bonds, Iowa             2/10 at 101.00         AAA         26,630,750
                 Health System, Series 2000, 5.875%, 2/15/30 -
                 AMBAC Insured

       15,785   Illinois, General Obligation Bonds, Illinois FIRST Program,           4/12 at 100.00         AAA         16,123,588
                 Series 2002, 5.250%, 4/01/27 - FSA Insured

       13,275   Illinois, General Obligation Bonds, Illinois FIRST Program,           5/11 at 100.00         AAA         13,535,721
                 Series 2001, 5.250%, 5/01/26 - FSA Insured

        1,325   Kane County, Illinois, Motor Fuel and Tax Alternative Revenue           No Opt. Call         AAA          1,415,511
                 Source Bonds, Series 2004, 5.000%, 1/01/14 - FGIC Insured

       18,000   Metropolitan Pier and Exposition Authority, Illinois,                   No Opt. Call         AAA          5,862,060
                 McCormick Place Expansion Project Bonds, Series 2002A,
                 0.000%, 12/15/24 - MBIA Insured

       10,000   University of Illinois, Certificates of Participation, Utility        8/11 at 100.00         AAA         11,113,700
                 Infrastructure Projects, Series 2001B, 5.250%, 8/15/21
                 (Pre-refunded to 8/15/11) - AMBAC Insured


                                       13


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 0.7%

                Hammond Multi-School Building Corporation, Lake County, Indiana,
                First Mortgage Revenue Bonds, Series 2003B:
$       2,550    5.000%, 7/15/17 - FGIC Insured                                       7/13 at 100.00         AAA     $    2,653,861
        1,610    5.000%, 7/15/19 - FGIC Insured                                       7/13 at 100.00         AAA          1,655,966


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.5%

        3,000   Wichita, Kansas, Water and Sewer Utility Revenue Bonds,              10/13 at 100.00         AAA          3,087,300
                 Series 2003, 5.000%, 10/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 4.1%

                Kentucky Economic Development Finance Authority, Health
                System Revenue Bonds, Norton Healthcare, Inc., Series 2000C:
        6,345    0.000%, 10/01/27 - MBIA Insured                                     10/13 at 101.00         AAA          6,250,904
       18,185    0.000%, 10/01/28 - MBIA Insured                                     10/13 at 101.00         AAA         17,885,493


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.2%

       13,170   New Orleans, Louisiana, General Obligation Refunding Bonds,          10/05 at 101.00         AAA         14,063,585
                 Series 1995, 6.200%, 10/01/21 - AMBAC Insured

        4,285   Orleans Levee District, Louisiana, Levee District General            12/05 at 103.00         AAA          4,667,308
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.5%

        8,000   Maine Health and Higher Educational Facilities Authority,             7/09 at 101.00         AAA          8,628,640
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/29 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.4%

        7,535   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00         AAA          7,993,429
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.500%, 3/01/18 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.9%

        5,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA          5,018,300
                 Tax Revenue Refunding Bonds, Series 2002A,
                 5.000%, 7/01/27 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 0.8%

        4,750   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          4,890,790
                 Revenue Refunding Pollution Control Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.0%

          127   St. Louis Park, Minnesota, GNMA Mortgage-Backed                      10/04 at 100.00         Aaa            127,069
                 Securities Program, Single Family Residential Mortgage
                 Revenue Bonds, Series 1991A, 7.250%, 4/20/23


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.8%

        2,545   Harrison County Wastewater District, Mississippi, Wastewater            No Opt. Call         AAA          3,379,938
                 Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13 -
                 FGIC Insured

        2,715   Harrison County Wastewater Management District,                         No Opt. Call         AAA          3,488,341
                 Mississippi, Wastewater Treatment Facilities Revenue
                 Refunding Bonds, Series 1991B, 7.750%, 2/01/14 -
                 FGIC Insured

        3,510   Mississippi Home Corporation, Single Family Mortgage                  6/06 at 105.00         Aaa          3,755,419
                 Revenue Bonds, GNMA Collateralized Home Mortgage
                 Program, Series 1996C, 7.600%, 6/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.9%

        5,000   St. Louis Municipal Finance Corporation, Missouri,                    2/06 at 102.00         AAA          5,462,950
                 Leasehold Revenue Bonds, City Justice Center,
                 Series 1996A, 6.000%, 2/15/19 (Pre-refunded
                 to 2/15/06) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 9.2%

       33,700   Director of Nevada State Department of Business and                   1/10 at 100.00         AAA         34,397,927
                 Industry, Revenue Bonds, Las Vegas Monorail Project,
                 First Tier Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        5,720   Reno, Nevada, Sales and Room Tax Revenue Bonds,                       6/12 at 100.00         AAA          5,749,458
                 Reno Transportation Rail Access Corridor Project,
                 Senior Lien Series 2002, 5.125%, 6/01/32 - AMBAC Insured


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA (continued)

$      13,185   Washoe County, Nevada, Hospital Revenue Bonds, Washoe                 6/04 at 102.00         AAA     $   13,488,255
                 Medical Center, Inc. Project, Refunding Series 1994A,
                 6.000%, 6/01/19 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 2.4%

        3,750   New Jersey Health Care Facilities Financing Authority,                7/04 at 102.00         AAA          3,856,875
                 Revenue Bonds, Monmouth Medical Center Issue,
                 Series C, 6.250%, 7/01/24 (Pre-refunded to 7/01/04) -
                 FSA Insured

       10,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA         10,061,500
                 Series 2003A, 5.000%, 1/01/30 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.0%

        6,000   Farmington, New Mexico, Pollution Control Revenue                    10/04 at 100.00         BBB          6,150,000
                 Refunding Bonds, Southern California Edison Company -
                 Four Corners Project, Series 1991A, 7.200%, 4/01/21

        5,750   Santa Fe, New Mexico, Utility Revenue Bonds, Series 1994A,            6/04 at 100.00         AAA          5,775,473
                 6.300%, 6/01/24 (Pre-refunded to 6/01/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 17.0%

        8,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          8,076,960
                 Service Contract Refunding Bonds, Series 2002A,
                 5.000%, 7/01/25 - FGIC Insured

        6,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          6,485,115
                 Tax Fund Bonds, Series 2002A, 5.000%, 11/15/32 -
                 FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1991A:
        2,000    8.000%, 3/15/11 - FSA Insured                                        9/04 at 100.00         AAA          2,375,240
        6,000    7.250%, 3/15/19 - FSA Insured                                        9/04 at 100.00         AAA          6,687,300

       10,335   New York City Municipal Water Finance Authority,                      6/05 at 101.00         AAA         10,967,915
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 1996A, 6.000%, 6/15/25 (Pre-refunded
                 to 6/15/05) - MBIA Insured

       11,760   Dormitory Authority of the State of New York, New York City,          5/10 at 101.00         AAA         12,637,178
                 Court Facilities Lease Revenue Bonds, Series 1999,
                 5.750%, 5/15/30 - AMBAC Insured

        7,000   New York State Energy Research and Development                        7/05 at 102.00          A1          7,397,460
                 Authority, Facilities Revenue Refunding Bonds, Consolidated
                 Edison Company, Inc. Project, Series 1995A, 6.100%, 8/15/20

       10,875   New York State Housing Finance Agency, Mortgage Revenue               5/06 at 102.00         AAA         11,397,870
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

        4,200   New York Mortgage Agency, Homeowner Mortgage Revenue                 10/09 at 100.00         AAA          4,371,738
                 Bonds, Series 82, 5.550%, 10/01/19 (Alternative Minimum
                 Tax) - MBIA Insured

       12,000   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA         12,764,280
                 FHA-Insured Mortgage Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1994A, 6.900%, 8/15/34
                 (Pre-refunded to 2/15/05) - AMBAC Insured

       15,000   Dormitory Authority of the State of New York, Revenue                10/12 at 100.00         AAA         16,347,000
                 Bonds, School Districts Financing Program, Series 2002D,
                 5.500%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.3%

        1,720   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          1,819,399
                 Series 2003, 5.000%, 6/01/16 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 3.6%

       20,000   Mercer County, North Dakota, Pollution Control Revenue                1/05 at 102.00         AAA         20,943,800
                 Refunding Bonds, Basin Electric Power Cooperative -
                 Antelope Valley Unit 1 and Common Facilities, Second
                 Series 1995, 6.050%, 1/01/19 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.9%

        5,000   Lorain County, Ohio, Health Facilities Revenue Bonds,                 9/09 at 102.00         AAA          5,130,300
                 Catholic Healthcare Partners, Series 1999A,
                 5.500%, 9/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.6%

        7,000   Allegheny County, Pennsylvania, Airport Revenue Refunding             1/08 at 101.00         AAA          7,233,940
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured

        7,250   Lehigh County Industrial Development Authority,                       8/05 at 102.00         AAA          7,737,273
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Pennsylvania Power and Light Company Project,
                 Series 1995A, 6.150%, 8/01/29 - MBIA Insured


                                       15


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.0%

$       5,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA     $    5,652,300
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/16 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.9%

        5,050   Rhode Island Port Authority and Economic Development                  7/04 at 102.00         AAA          5,193,167
                 Corporation, Airport Revenue Bonds, Series 1994A,
                 6.625%, 7/01/24 (Alternative Minimum Tax) (Pre-refunded
                 to 7/01/04) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.8%

                Knox County Health, Educational, and Housing Facility Board,
                Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                Series 2002A:
        7,500    0.000%, 1/01/24 - FSA Insured                                         1/13 at 52.75         AAA          2,367,075
        5,000    0.000%, 1/01/25 - FSA Insured                                         1/13 at 49.71         AAA          1,470,350
        2,750    0.000%, 1/01/26 - FSA Insured                                         1/13 at 46.78         AAA            756,443


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 20.6%

        8,000   Abilene Health Facilities Development Corporation, Texas,             9/05 at 102.00         AAA          8,519,600
                 Hospital Revenue Refunding and Improvement Bonds,
                 Hendrick Medical Center Project, Series 1995C,
                 6.150%, 9/01/25 - MBIA Insured

        5,275   Austin, Texas, Combined Utility System Revenue Refunding             11/07 at 100.00         AAA          5,491,011
                 Bonds, Series 1997, 5.125%, 11/15/20 - FSA Insured

        3,000   Dallas-Fort Worth International Airport, Texas, Joint                11/11 at 100.00         AAA          3,243,090
                 Revenue Refunding and Improvement Bonds, Series 2001A,
                 5.750%, 11/01/13 (Alternative Minimum Tax) - FGIC Insured

        3,735   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA          3,759,128
                 Texas, General Obligation Bonds, Series 2003,
                 5.125%, 2/15/31 - FSA Insured

                Harris County Hospital District, Texas, Revenue Refunding
                Bonds, Series 1990:
        1,725    7.400%, 2/15/10 - AMBAC Insured                                        No Opt. Call         AAA          1,922,978
        2,580    7.400%, 2/15/10 - AMBAC Insured                                        No Opt. Call         AAA          2,963,723

        4,500   Houston, Texas, General Obligation Public Improvement                 3/11 at 100.00         AAA          4,572,585
                 Bonds, Series 2001A, 5.000%, 3/01/22 - FSA Insured

        4,685   Houston, Texas, Airport System Subordinate Lien Revenue               7/10 at 100.00         AAA          4,921,499
                 Bonds, Series 2000A, 5.500%, 7/01/19 (Alternative
                 Minimum Tax) - FSA Insured

       17,000   Houston, Texas, Water and Sewer System Junior Lien                      No Opt. Call         AAA         18,972,340
                 Revenue Refunding Bonds, Series 2002A,
                 5.750%, 12/01/32 - FSA Insured

       19,200   Health Facilities Development Corporation, Jefferson                  8/11 at 100.00         AAA         19,624,128
                 County, Texas, FHA-Insured Mortgage Revenue Bonds,
                 Baptist Hospital of Southeast Texas, Series 2001,
                 5.400%, 8/15/31 - AMBAC Insured

        6,000   Laredo Community College District, Texas, Limited Tax                 8/10 at 100.00         AAA          6,140,400
                 General Obligation Bonds, Series 2001, 5.375%, 8/01/31 -
                 AMBAC Insured

       22,045   North Central Texas Health Facilities Development                     8/12 at 101.00         AAA         22,404,554
                 Corporation, Revenue Bonds, Children's Medical Center of
                 Dallas, Series 2002, 5.250%, 8/15/32 - AMBAC Insured

       17,429   Tarrant County Housing Finance Corporation, Texas, GNMA               3/12 at 105.00         Aaa         18,292,956
                 Collateralized Mortgage Loan, Multifamily Housing Revenue
                 Bonds, Bardin Green Apartments Project, Series 2001,
                 6.600%, 9/20/42


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.9%

        4,655   Salt Lake City, Utah, Hospital Revenue Refunding Bonds,               5/04 at 100.00         AAA          5,070,133
                 IHC Hospitals, Inc., Series 1988A, 8.000%, 5/15/07


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 11.2%

       10,730   Chelan County Public Utility District 1, Washington,                  7/11 at 101.00         AAA         11,185,703
                 Hydro Consolidated System Revenue Refunding Bonds,
                 Series 2001C, 5.650%, 7/01/32 (Alternative Minimum Tax) -
                 MBIA Insured

        4,685   Seattle Housing Authority, Washington, GNMA Collateralized            9/11 at 102.00         AAA          4,961,649
                 Mortgage Loan Low Income Housing Assistance Revenue
                 Bonds, RHF/Esperanza Apartments Project, Series 2000A,
                 6.125%, 3/20/42 (Alternative Minimum Tax)

       15,025   Seattle Housing Authority, Washington, GNMA Collateralized           11/11 at 105.00         AAA         17,070,053
                 Mortgage Loan, Low Income Housing Assistance Revenue
                 Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42

        5,000   Seattle, Washington, Municipal Light and Power Revenue               12/10 at 100.00         AAA          5,228,300
                 Bonds, Series 2000, 5.250%, 12/01/21 - FSA Insured


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       1,600   Vancouver, Washington, Water and Sewer Revenue Bonds,                   No Opt. Call         AAA     $    1,747,232
                 Series 2004, 5.250%, 6/01/14 - FGIC Insured

       10,000   Washington, General Obligation Refunding Bonds,                       1/12 at 100.00         AAA         10,278,200
                 Series R-2003A, 5.000%, 1/01/19 - MBIA Insured

        2,500   Washington State Healthcare Facilities Authority, Revenue            12/09 at 101.00         AAA          2,620,050
                 Bonds, Providence Services, Series 1999, 5.375%, 12/01/19 -
                 MBIA Insured

       11,750   Washington State Public Power Supply System, Nuclear                  7/08 at 102.00         AAA         12,248,316
                 Project 1 Revenue Refunding Bonds, Series 1998A,
                 5.125%, 7/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.3%

       12,845   West Virginia Water Development, Authority, Infrastructure           10/10 at 100.00         AAA         13,292,390
                 Revenue Bonds, West Virginia Infrastructure and Jobs
                 Development Council Program, Series 2000A, 5.500%, 10/01/39 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     950,529   Total Long-Term Investments (cost $847,650,896) - 152.4%                                                891,587,366
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                     11,501,594
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.4)%                                                       (318,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                       $   585,088,960
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       17


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 15.9%

$       3,840   Alabama Housing Finance Authority, Multifamily Housing                7/05 at 103.00         Aaa     $    4,007,347
                 Revenue Refunding Bonds, GNMA Collateralized Royal
                 Hills Apartment Project, Series 1995F, 6.500%, 7/20/30

       11,000   The Special Care Facilities Financing Authority of the City of        5/05 at 102.00         AAA         11,555,940
                 Birmingham, Alabama, Baptist  Medical Centers, Revenue
                 Bonds, Baptist Health System, Inc., Series 1995-B,
                 5.875%, 11/15/20 - MBIA Insured

                The Special Care Facilities Financing Authority of the City of
                Birmingham, Alabama, Baptist Medical Centers Revenue Bonds,
                Baptist Health System, Inc., Series 1996A:
        7,465    5.875%, 11/15/19 - MBIA Insured                                     11/06 at 102.00         AAA          8,129,758
        1,750    5.875%, 11/15/26 - MBIA Insured                                     11/06 at 102.00         AAA          1,863,190

       11,175   City Board of Education of the City of Hoover, Alabama,               2/11 at 100.00         AAA         11,634,851
                 Capital Outlay Tax Anticipation Warrants, Series 2001,
                 5.250%, 2/15/22 - MBIA Insured

                Jefferson County, Alabama, Sewer Revenue Refunding
                Warrants, Series 1997A:
       25,825    5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 100.00         AAA         27,921,990
       10,195    5.375%, 2/01/27 - FGIC Insured                                       2/07 at 100.00         AAA         10,476,994

                Jefferson County, Alabama, Sewer Revenue Capital
                Improvement Warrants, Series 1999A:
       10,815    5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         11,838,640
        9,790    5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         10,757,742
       12,000    5.375%, 2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         13,384,440
       29,860    5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         33,797,937

       18,760   Jefferson County, Alabama, Sewer Revenue Capitol                      2/11 at 101.00         AAA         20,513,310
                 Improvement Warrants, Series 2001A, 5.000%, 2/01/41
                 (Pre-refunded to 2/01/11) - FGIC Insured

                Jefferson County, Alabama, Sewer Revenue Capital
                Improvement Warrants, Series 2002B:
        2,500    5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA          2,728,200
        2,500    5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA          2,744,900

                Jefferson County, Alabama, Sewer Revenue Capital
                Improvement Warrants, Series 2002D:
          425    5.000%, 2/01/38 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA            460,063
        1,940    5.000%, 2/01/38 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA          2,112,951
       14,800    5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA         16,119,420

        5,240   Jefferson County, Alabama, Sewer Revenue Refunding                    2/11 at 101.00         AAA          5,759,546
                 Warrants, Series 2003B, 5.000%, 2/01/41 (Pre-refunded to
                 2/01/11) - FGIC Insured

        4,250   Shelby County Board of Education, Alabama, General                    2/05 at 102.00         AAA          4,453,405
                 Obligation Refunding Warrants, Series 1995,
                 5.875%, 2/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 2.6%

       11,245   Alaska Housing Finance Corporation, General Mortgage                  6/09 at 100.00         AAA         11,647,009
                 Revenue Bonds, Series 1999A, 6.050%, 6/01/39 -
                 MBIA Insured

       11,460   Alaska Housing Finance Corporation, Governmental Purpose             12/05 at 102.00         AAA         11,876,227
                 Bonds, Series 1995A, 5.875%, 12/01/30 - MBIA Insured

        2,680   Alaska Housing Finance Corporation, Collateralized Veterans          12/09 at 100.00         AAA          2,786,342
                 Mortgage Program Bonds, First Series 1999A-2,
                 6.250%, 6/01/39 (Alternative Minimum Tax)

        3,190   Alaska Housing Finance Corporation, Collateralized Veterans          12/09 at 100.00         AAA          3,342,195
                 Mortgage Program Bonds, Series 1999A-1, 6.150%, 6/01/39

        3,000   Alaska Student Loan Corporation, Student Loan Revenue                 7/08 at 100.00         AAA          3,112,170
                 Bonds, Series 1998A, 5.250%, 7/01/14 (Alternative
                 Minimum Tax) - AMBAC Insured


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.7%

$       6,770   Pima County Industrial Development Authority, Arizona,                7/04 at 102.00         AAA     $    7,119,332
                 Lease Obligation Revenue Refunding Bonds, Tucson
                 Electric Power Company Irvington Project, Series 1988A,
                 7.250%, 7/15/10 - FSA Insured

        2,000   The Industrial Development Authority of the City of Yuma,             8/11 at 101.00         AAA          2,132,900
                 Arizona, Hospital Revenue Bonds, Series 2001, Yuma
                 Regional Medical Center, 5.500%, 8/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 31.6%

        6,135   California Housing Finance Agency, Housing Revenue                    8/04 at 102.00         AAA          6,273,406
                 Bonds, Series 1994C, 6.250%, 8/01/25 - MBIA Insured

                California Rural Home Mortgage Finance Authority, Single Family
                Mortgage Revenue Bonds, Mortgage-Backed Securities Program,
                Series 1996A:
          215    7.550%, 11/01/26 (Alternative Minimum Tax)                             No Opt. Call         AAA            220,678
          170    7.750%, 5/01/27 (Alternative Minimum Tax)                              No Opt. Call         AAA            174,605

        4,500   California, General Obligation Bonds, Series 1998,                   10/08 at 101.00         AAA          4,591,800
                 5.000%, 10/01/19 - FGIC Insured

       10,000   California Department of Veterans Affairs, Home Purchase              6/12 at 101.00         AAA         10,397,900
                 Revenue Bonds, Series 2002A, 5.300%, 12/01/21 -
                 AMBAC Insured

        7,135   California Housing Finance Agency, Home Mortgage Revenue              11/10 at 55.40         AAA          2,774,088
                 Bonds, Series 2000Y, 0.000%, 8/01/20 (Alternative
                 Minimum Tax) - FSA Insured

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
       30,000    5.375%, 5/01/17 - XLCA Insured                                       5/12 at 101.00         AAA         32,282,100
       35,000    5.375%, 5/01/18 - AMBAC Insured                                      5/12 at 101.00         AAA         37,500,750

        3,100   Campbell Union School District, Santa Clara County,                   8/04 at 102.00         AAA          3,201,587
                 California, General Obligation Bonds, Series 1994A,
                 6.250%, 8/01/19 (Pre-refunded to 8/01/04) - MBIA Insured

        8,200   Castaic Lake Water Agency, California, Revenue Refunding              8/04 at 102.00         AAA          8,455,102
                 Certificates of Participation, Water System Improvement
                 Projects, Series 1994A, 6.300%, 8/01/20 - MBIA Insured

       20,000   Cucamonga County Water District, California, Certificates             9/11 at 101.00         AAA         20,061,800
                 of Participation, Water Shares Purchase, Series 2000,
                 5.125%, 9/01/35 - FGIC Insured

        5,500   Fallbrook Union High School District, San Diego County,               9/04 at 102.00         AAA          5,703,280
                 California, General Obligation Bonds, Series 1994A,
                 6.250%, 9/01/19 (Pre-refunded to 9/01/04) - MBIA Insured

        5,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          5,104,800
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.250%, 11/01/30 -
                 AMBAC Insured

       20,000   Los Angeles Unified School District, Los Angeles County,              7/13 at 100.00         AAA         20,569,200
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 7/01/21 - FSA Insured

        9,000   Orange County, California, Refunding Recovery Bonds,                  6/05 at 102.00         AAA          9,524,610
                 Series 1995A, 5.750%, 6/01/15 - MBIA Insured

       12,500   Orange County, California, Recovery Certificates of                   7/06 at 102.00         AAA         13,553,000
                 Participation, Series 1996A, 6.000%, 7/01/26 - MBIA Insured

       13,205   Port of Oakland, California, Revenue Bonds, Series 2002L,            11/12 at 100.00         AAA         13,236,692
                 5.000%, 11/01/22 (Alternative Minimum Tax) - FGIC Insured

                Poway Redevelopment Agency, California, Tax Allocation Bonds,
                Paguay Redevelopment Project, Series 2001:
       15,000    5.200%, 6/15/30 - AMBAC Insured                                     12/11 at 101.00         AAA         15,231,300
        5,000    5.125%, 6/15/33 - AMBAC Insured                                     12/11 at 101.00         AAA          5,023,900

        6,000   Redlands Unified School District, San Bernardino County,              7/13 at 100.00         AAA          6,032,460
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 7/01/26 - FSA Insured

       11,000   Sacramento Municipal Utility District, California, Electric           8/13 at 100.00         AAA         10,973,930
                 Revenue Bonds, Series 2003R, 5.000%, 8/15/33 -
                 MBIA Insured

       19,300   Sacramento Power Authority, California, Revenue Bonds,                7/06 at 102.00         AAA         21,088,338
                 Power Authority Cogeneration Project, Series 1995,
                 5.875%, 7/01/15 - MBIA Insured

        6,500   Salinas, California, GNMA Collateralized Housing Facility             7/04 at 102.00         AAA          6,648,200
                 Revenue Refunding Bonds, Villa Serra Project,
                 Series 1994A, 6.600%, 7/20/30

       10,000   San Francisco City and County Airports Commission,                    5/06 at 101.00         AAA         10,081,800
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 13B, 5.500%, 5/01/26 (Alternative
                 Minimum Tax) - MBIA Insured


                                       19


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$      18,710   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA     $   18,846,209
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27A, 5.250%, 5/01/26 (Alternative
                 Minimum Tax) - MBIA Insured

       11,500   San Francisco Bay Area Rapid Transit District, California,            7/11 at 100.00         AAA         11,556,005
                 Sales Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36 -
                 AMBAC Insured

       66,685   San Joaquin Hills Transportation Corridor Agency, Orange                No Opt. Call         AAA         28,826,592
                 County, California, Senior Lien Toll Road Revenue Bonds,
                 0.000%, 1/01/21

                San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Refunding Revenue Bonds, Series 1997A:
       31,615    5.250%, 1/15/30 - MBIA Insured                                       1/07 at 102.00         AAA         31,951,067
       21,500    0.000%, 1/15/32 - MBIA Insured                                         No Opt. Call         AAA          4,596,485

       12,525   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA         12,891,607
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/20 - MBIA Insured

       11,000   Santa Ana Financing Authority, California, Police                       No Opt. Call         AAA         12,905,310
                 Administration and Housing Facility, Lease Revenue
                 Bonds, Series 1994A, 6.250%, 7/01/24 - MBIA Insured

        5,500   Santa Clara County Financing Authority, California, Lease            11/04 at 102.00         AAA          5,774,670
                 Revenue Bonds, VMC Facility Replacement Project,
                 Series 1994A, 6.750%, 11/15/20 (Pre-refunded to
                 11/15/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.4%

       10,000   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA         10,679,400
                 Refunding Bonds, Series 2001A, 5.500%, 11/15/15
                 (Alternative Minimum Tax) - FGIC Insured

       10,545   Denver City and County, Colorado, Airport System Revenue             11/06 at 101.00         AAA         10,873,582
                 Bonds, Series 1996D, 5.500%, 11/15/25 - MBIA Insured

        6,200   Denver Convention Center Hotel Authority, Colorado,                  12/13 at 100.00         AAA          6,157,096
                 Convention Center Hotel Senior Revenue Bonds,
                 Series 2003A, 5.000%, 12/01/33 - XLCA Insured

       35,995   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA         12,611,928
                 Bonds, Series 1997B, 0.000%, 9/01/23 - MBIA Insured

       30,800   E-470 Public Highway Authority, Colorado, Senior Revenue              9/10 at 102.00         AAA         33,088,440
                 Bonds, Series 2000A, 5.750%, 9/01/35 - MBIA Insured

       11,800   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 74.80         AAA          6,492,950
                 Bonds, Series 2000B, 0.000%, 9/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.2%

        2,500   Connecticut Health and Educational Facilities Authority,              7/04 at 101.00         AAA          2,549,600
                 Revenue Bonds, Choate Rosemary Hall, Series 1994A,
                 7.000%, 7/01/25 (Pre-refunded to 7/01/04) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.4%

        2,940   District of Columbia Housing Finance Agency, GNMA                     6/04 at 100.00         AAA          2,941,970
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1990B, 7.100%, 12/01/24 (Alternative Minimum Tax)

                District of Columbia Water and Sewer Authority, Public Utility
                Revenue Bonds, Subordinate Lien Series 2003:
        5,000    5.125%, 10/01/24 - FGIC Insured                                     10/13 at 100.00         AAA          5,075,200
        5,000    5.125%, 10/01/25 - FGIC Insured                                     10/13 at 100.00         AAA          5,060,150

        4,840   Metropolitan Washington D.C. Airports Authority, Airport             10/11 at 101.00         AAA          5,099,618
                 System Revenue Bonds, Series 2001A, 5.500%, 10/01/19
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.8%

        4,425   Jacksonville Economic Development Commission, Florida,               11/12 at 100.00         AAA          4,630,099
                 Healthcare Facilities Revenue Bonds, Mayo Clinic,
                 Series 2001C, 5.500%, 11/15/36 - MBIA Insured

        1,505   Lee County, Florida, Transportation Facilities Revenue               10/14 at 100.00         AAA          1,557,479
                 Bonds, Series 2004B, 5.000%, 10/01/21 - AMBAC Insured

       35,920   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA         36,634,449
                 Miami International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax) - FGIC Insured

                Miami-Dade County, Florida, Aviation Revenue Bonds,
                Miami International Airport, Series 2002A:
       18,500    5.000%, 10/01/33 (Alternative Minimum Tax) - FSA Insured            10/12 at 100.00         AAA         18,094,850
        2,150    5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured            10/12 at 100.00         AAA          2,135,939


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$       3,000   Orange County, Florida, Solid Waste Facility Revenue                 10/13 at 100.00         AAA     $    3,174,240
                 Refunding Bonds, Series 2003, 5.000%, 10/01/14 -
                 MBIA Insured

                Plantation, Florida, Non-Ad Valorem Revenue Bonds,
                Refunding and Improvement Projects, Series 2003:
        2,010    5.000%, 8/15/16 - FSA Insured                                        8/13 at 100.00         Aaa          2,126,982
        2,110    5.000%, 8/15/17 - FSA Insured                                        8/13 at 100.00         Aaa          2,219,551
        2,225    5.000%, 8/15/18 - FSA Insured                                        8/13 at 100.00         Aaa          2,326,638


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.4%

        5,000   Glynn-Brunswick Memorial Hospital Authority, Georgia,                 8/06 at 102.00         AAA          5,324,800
                 Revenue Bonds, Southeast Georgia Health Systems
                 Project, Series 1996, 5.250%, 8/01/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.1%

       24,250   Hawaii Department of Budget and Finance, Special Purpose              5/06 at 101.00         AAA         25,995,515
                 Revenue Bonds, Hawaii Electric Company, Inc. and
                 Subsidiaries Project, Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        1,285   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call         Aa1          1,321,725
                 Series 1994B-1, 6.750%, 7/01/22

        1,165   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call         Aa1          1,258,002
                 Series 1994B-2, 6.900%, 7/01/26 (Alternative Minimum Tax)

        1,400   Idaho Housing Agency, Single Family Mortgage Bonds,                   1/05 at 102.00         Aaa          1,437,478
                 Series 1995B, Senior Lien, 6.600%, 7/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.4%

        1,050   Bedford Park Village, Illinois, General Obligation Bonds,            12/14 at 100.00         AAA          1,110,869
                 Series 2004A, 5.250%, 12/15/20 (WI, settling 5/20/04) -
                 FSA Insured

       12,500   Chicago, Illinois, General Airport Second Lien Revenue                7/04 at 102.00         AAA         12,714,000
                 Refunding Bonds, O'Hare International Airport, Series 1993C,
                 5.000%, 1/01/18 - MBIA Insured

                Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
                Refunding Bonds, O'Hare International Airport, Series 2001E:
        4,615    5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,886,685
        4,870    5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          5,127,720

       12,000   Cook County, Illinois, General Obligation Refunding Bonds,              No Opt. Call         AAA         13,082,880
                 Series 2003, 5.000%, 11/15/10 - MBIA Insured

        5,000   Community Unit School District No. 204, Indian Prairie,              12/11 at 100.00         AAA          5,273,350
                 Counties of DuPage and Will, Illinois, General Obligation
                 Bonds, Series 2001, 5.000%, 12/30/15 - FGIC Insured

                Eastern Illinois University, Auxiliary Facilities System Revenue
                Bonds, Series 1989:
       12,355    0.000%, 10/01/09 - MBIA Insured                                      10/04 at 74.08         AAA          9,085,002
       16,470    0.000%, 4/01/16 (Pre-refunded to 10/01/04) - MBIA Insured            10/04 at 47.07         AAA          7,712,242

       10,000   Illinois Development Finance Authority, Revenue Bonds,                5/08 at 101.00         AAA         10,332,200
                 Provena Health, Series 1998A, 5.500%, 5/15/21 -
                 MBIA Insured

        2,095   Illinois Educational Facilities Authority, Revenue Bonds,            12/07 at 100.00         Aaa          2,250,302
                 Robert Morris College, Series 2000, 5.800%, 6/01/30 -
                 MBIA Insured

        2,180   Illinois Educational Facilities Authority, Revenue Bonds,            10/10 at 101.00         AAA          2,469,635
                 DePaul University, Series 2000, 5.500%, 10/01/19
                 (Pre-refunded to 10/01/10) - AMBAC Insured

        7,000   Illinois Health Facilities Authority, Revenue Bonds, Hospital         6/08 at 101.00         Aaa          7,143,150
                 Sisters Services, Inc. Obligated Group, Series 1998A,
                 5.000%, 6/01/18 - MBIA Insured

                Illinois Health Facilities Authority, Revenue Bonds,
                Alexian Brothers Health System, Series 1999:
        4,500    5.000%, 1/01/19 - FSA Insured                                        1/09 at 101.00         AAA          4,586,580
       12,000    5.125%, 1/01/28 - FSA Insured                                        1/09 at 101.00         AAA         12,059,640

       22,410   Illinois, General Obligation Bonds, Illinois FIRST Program,           2/12 at 100.00         AAA         22,623,791
                 Series 2002, 5.125%, 2/01/27 - FGIC Insured


                                       21


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)
$       4,560   County of Macon, Illinois, Revenue Bonds, Millikin University,       10/05 at 100.00         AAA     $    4,860,686
                 Series 1995, 6.250%, 10/01/16 (Pre-refunded to
                 10/01/05) - AMBAC Insured

        5,000   Regional Transportation Authority, Cook, DuPage, Kane,                6/04 at 102.00         AAA          5,124,000
                 Lake, McHenry and Will Counties, Illinois, General
                 Obligation Bonds, Series 1994D, 6.750%, 6/01/25
                 (Pre-refunded to 6/01/04) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.5%

        2,030   Decatur Township Multi-School Building Corporation,                   7/13 at 100.00         AAA          2,081,826
                 Marion County, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 7/15/20 - FGIC Insured

       11,000   Indiana Health Facility Financing Authority, Hospital                 5/06 at 100.00         Aaa         11,257,290
                 Revenue Bonds, Daughters of Charity, Series 1993,
                 5.750%, 11/15/22

        4,035   Indiana State Office Building Commission, Facilities Revenue            No Opt. Call         AAA          4,392,501
                 Bonds, Indiana State Museum, Series 2004C,
                 5.250%, 7/01/15 - FGIC Insured

        3,250   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA          3,315,715
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 -
                 MBIA Insured

       20,000   Indianapolis Local Public Improvement Bond Bank,                        No Opt. Call         AAA          5,307,200
                 Indiana, Series 1999E, 0.000%, 2/01/28 - AMBAC Insured

        1,340   Monroe-Gregg Grade School Building Corporation, Morgan                1/14 at 100.00         AAA          1,340,415
                 County, Indiana, First Mortgage Bonds, Series 2004,
                 5.000%, 1/15/25 - FSA Insured

        9,545   New Prairie School Building Corporation, LaPorte and                  7/04 at 102.00         AAA          9,854,640
                 St. Joseph Counties, Indiana, First Mortgage Bonds,
                 Series 1994, 7.200%, 7/15/21 (Pre-refunded
                 to 7/15/04) - FSA Insured

        5,000   Noblesville, Indiana, Redevelopment Authority, Economic               7/13 at 100.00         AAA          4,961,200
                 Development Lease Rental Bonds of 2003, Exit 10 Project,
                 5.000%, 1/15/28 - AMBAC Insured

       10,000   The Trustees of Purdue University, Indiana, Purdue University         1/12 at 100.00         AAA         10,291,200
                 Student Fee Bonds, Series O, 5.000%, 7/01/19 -
                 MBIA Insured

        3,705   Whitley County Middle School Building Corporation,                    7/13 at 100.00         AAA          3,901,698
                 Columbia City, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 7/15/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.3%

        3,045   Ames, Iowa, Hospital Revenue Bonds, Mary Greeley                      6/13 at 100.00         Aaa          3,198,468
                 Medical Center, Series 2003 Refunding, 5.000%, 6/15/15 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.4%

        5,000   University of Kansas Hospital Authority, Health Facilities            9/09 at 100.00         AAA          5,196,900
                 Revenue Bonds, KU Health System, Series 1999A,
                 5.650%, 9/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.1%

       12,980   Louisville and Jefferson County Metropolitan Sewer                   11/11 at 101.00         AAA         13,674,300
                 District, Kentucky, Sewer and Drainage System Revenue
                 Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.3%

        5,000   De Soto Parish, Louisiana, Pollution Control Revenue                  9/09 at 102.00         AAA          5,447,050
                 Refunding Bonds, Cleco Utility Group, Inc. Project,
                 Series 1999, 5.875%, 9/01/29 - AMBAC Insured

        7,305   Orleans Levee District, Louisiana, Levee District General            12/05 at 103.00         AAA          7,956,752
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 -
                 FSA Insured

        3,000   St. Charles Parish, Louisiana, Pollution Control Revenue              6/04 at 100.00         AAA          3,077,400
                 Bonds, Louisiana Power and Light Company, Series 1991,
                 7.500%, 6/01/21 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.2%

        3,000   Maine Health and Higher Educational Facilities Authority,             7/13 at 100.00         AAA          3,007,680
                 Revenue Bonds, Series 2003B, 5.000%, 7/01/28 -
                 FSA Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 5.3%

$      22,500   Massachusetts Development Finance Authority, Revenue                  1/12 at 101.00         AAA     $   23,199,975
                 Bonds, WGBH Educational Foundation, Series 2002A,
                 5.375%, 1/01/42 - AMBAC Insured

        8,400   Massachusetts Health and Educational Facilities Authority,           10/05 at 102.00         AAA          9,018,744
                 Revenue Bonds, Berkshire Health Systems, Series 1995D,
                 6.000%, 10/01/13 - MBIA Insured

        1,350   Massachusetts Housing Finance Agency, Housing Revenue                12/05 at 102.00         AAA          1,403,690
                 Refunding Bonds, Series 1995A, 6.100%, 12/01/16 -
                 MBIA Insured

       33,315   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA         32,916,219
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 7.5%

        6,000   Detroit, Michigan, General Obligation Bonds,                         10/11 at 100.00         AAA          6,398,760
                 Series 2001A-1, 5.375%, 4/01/18 - MBIA Insured

        5,490   Detroit City School District, Wayne County, Michigan,                   No Opt. Call         AAA          6,376,964
                 Unlimited Tax School Building and Site Improvement Bonds,
                 Series 2001A, 6.000%, 5/01/29 - FSA Insured

                Detroit, Michigan, Sewerage Disposal System Revenue
                Bonds, Series 1999A:
       15,825    5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured             1/10 at 101.00         AAA         18,037,968
       20,000    5.875%, 7/01/27 (Pre-refunded to 1/01/10) - FGIC Insured             1/10 at 101.00         AAA         22,925,400

        8,700   City of Detroit, Michigan, Water Supply System Revenue                7/07 at 101.00         AAA          8,711,049
                 Bonds, Senior Lien, Series 1997A, 5.000%, 7/01/27 -
                 MBIA Insured

        8,000   Gaylord Community Schools, Counties of Ostego and Antrim,              5/07 at 37.75         AAA          2,801,600
                 State of Michigan, School Building and Site and Refunding
                 Bonds, Series 1992, 0.000%, 5/01/21 (Pre-refunded
                 to 5/01/07) - MBIA Insured

                Grand Rapids Community College, Kent County, Michigan,
                General Obligation Refunding Bonds, Series 2003:
        1,050    5.250%, 5/01/17 - AMBAC Insured                                      5/13 at 100.00         AAA          1,125,842
        1,085    5.250%, 5/01/20 - AMBAC Insured                                      5/13 at 100.00         AAA          1,145,098

       27,000   Okemos Public School District, Ingham County, Michigan,                5/06 at 34.54         AAA          8,964,810
                 School Building and Site Bonds, Series 1991I,
                 0.000%, 5/01/21 (Pre-refunded to 5/01/06) - MBIA Insured

       10,000   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA         10,302,500
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.250%, 12/01/25 -
                 MBIA Insured

        6,850   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/08 at 101.00         AAA          7,201,748
                 Metropolitan Airport, Series 1998A, 5.375%, 12/01/15
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.2%

        1,715   Minnesota Housing Finance Agency, Single Family Mortgage              7/04 at 102.00         AA+          1,750,912
                 Bonds, Series 1994M, 6.700%, 7/01/26 (Alternative
                 Minimum Tax)

       13,020   St. Paul Housing and Redevelopment Authority, Minnesota,             12/11 at 102.00         Aaa         13,389,508
                 GNMA Collateralized Mortgage Loan Multifamily Housing
                 Revenue Bonds, Marian Center GEAC Project,
                 Series 2001A, 3.870%, 6/20/43


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 6.5%

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier Series 2000:
       15,000    5.625%, 1/01/34 - AMBAC Insured                                      1/10 at 102.00         AAA         15,766,500
       13,000    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         13,269,230

          825   Nevada Housing Division, Single Family Mortgage Bonds,               10/04 at 102.00         Aa2            842,581
                 Senior Series 1994B-1, 6.700%, 10/01/17

          635   Nevada Housing Division, Single Family Mortgage Bonds,               10/04 at 102.00         Aa2            641,394
                 Senior Series 1994B-2, 6.950%, 10/01/26 (Alternative
                 Minimum Tax)

       40,285   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA         41,523,764
                 Series 2002, 5.375%, 6/01/32 - FGIC Insured

       10,000   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00         AAA         10,094,400
                 Transportation Rail Access Corridor Project, Senior Lien,
                 Series 2002, 5.125%, 6/01/27 - AMBAC Insured


                                       23


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 7.9%

$       8,685   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA     $    9,223,209
                 Revenue Bonds, Series 1998A, 5.300%, 12/01/19 -
                 FSA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,500    5.000%, 7/01/21 - FGIC Insured                                       7/12 at 100.00         AAA          2,571,600
        5,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          5,048,100

       15,000   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA         15,430,200
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 1997A, 5.375%, 6/15/26 - FSA Insured

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal Series 1996B:
        3,520    5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured             6/06 at 101.00         AAA          3,836,659
        6,480    5.750%, 6/15/26 - MBIA Insured                                       6/06 at 101.00         AAA          6,889,860

                Dormitory Authority of the State of New York, Third General
                Resolution Consolidated Revenue Bonds, Series 1994-2:
        3,000    6.250%, 7/01/19 (Pre-refunded to 7/01/04) - MBIA Insured             7/04 at 100.00         AAA          3,025,740
        6,400    6.750%, 7/01/24 (Pre-refunded to 7/01/04) - MBIA Insured             7/04 at 102.00         AAA          6,588,032

        5,000   New York State Urban Development Corporation,                         1/07 at 102.00         AAA          5,546,150
                 Correctional Capital Facilities Revenue Bonds,
                 Series 1996-7, 5.700%, 1/01/27 (Pre-refunded
                 to 1/01/07) - MBIA Insured

       15,600   Port Authority of New York and New Jersey, Consolidated               1/05 at 101.00         AAA         16,238,820
                 Bonds, Ninety-Seventh Series, 6.650%, 1/15/23
                 (Alternative Minimum Tax) - FGIC Insured

       25,000   Triborough Bridge and Tunnel Authority, New York,                    11/12 at 100.00         AAA         25,008,000
                 Subordinate Lien General Revenue Refunding Bonds,
                 Series 2002E, 5.000%, 11/15/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.4%

        5,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          5,349,750
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.6%

       20,100   Lucas County, Ohio, Hospital Revenue Bonds, ProMedica                11/09 at 101.00         AAA         20,342,808
                 Healthcare Obligated Group, Series 1999, 5.375%, 11/15/39 -
                 AMBAC Insured

        1,725   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/05 at 102.00         Aaa          1,748,736
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 1995A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

                Ohio Air Quality Development Authority, Revenue Refunding Bonds,
                JMG Funding Limited Partnership Project, Series 1994:
       13,750    6.375%, 1/01/29 (Alternative Minimum Tax) - AMBAC Insured           10/04 at 102.00         AAA         14,253,800
        8,000    6.375%, 4/01/29 (Alternative Minimum Tax) - AMBAC Insured           10/04 at 102.00         AAA          8,293,120


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.1%

        8,275   Oklahoma Housing Finance Agency, GNMA Collateralized                    No Opt. Call         AAA          8,733,435
                 Single Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        5,245   Oklahoma State Industries Authority, Revenue Bonds,                   2/11 at 100.00         Aaa          5,416,302
                 Oklahoma Medical Research Foundation, Series 2001,
                 5.250%, 2/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.2%

        1,885   State of Oregon, Housing and Community Services                       7/05 at 102.00         Aa2          1,943,341
                 Department, Mortgage Revenue Bonds, Single Family
                 Mortgage Program, Series 1995A, 6.450%, 7/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.6%

        7,120   Lehigh County General Purpose Authority, Pennsylvania,                7/04 at 102.00         AAA          7,323,205
                 Hospital Revenue Bonds, Lehigh Valley Hospital, Series 1994A,
                 6.250%, 7/01/22 (Pre-refunded to 7/01/04) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.2%

        2,000   Puerto Rico Highway and Transportation Authority,                     7/13 at 100.00         AAA          2,154,380
                 Transportation Revenue Bonds, Series 2003G,
                 5.250%, 7/01/19 - FGIC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.0%

$       2,195   Providence Housing Development Corporation, Rhode Island,             7/04 at 102.00         AAA     $    2,244,124
                 FHA-Insured Mortgage Revenue Refunding Bonds, Barbara
                 Jordan Apartments, Series 1994A, 6.750%, 7/01/25 -
                 MBIA Insured

       20,475   Rhode Island Depositors Economic Protection Corporation,              2/11 at 100.00         AAA         22,661,525
                 Special Obligation Refunding Bonds, Series 1992B,
                 5.250%, 8/01/21 (Pre-refunded to 2/01/11) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.7%

       10,000   Beaufort County, South Carolina, Tax Increment Bonds, New            12/12 at 100.00         AAA         10,053,000
                 River Redevelopment Project, Series 2002, 5.000%, 6/01/27 -
                 MBIA Insured

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Refunding Bonds, Series 1988:
        9,190    0.000%, 1/01/13 (Pre-refunded to 7/01/09) - AMBAC Insured             7/09 at 76.63         AAA          5,919,279
       12,810    0.000%, 1/01/13 - AMBAC Insured                                        No Opt. Call         AAA          8,393,112

                South Carolina JOBS Economic Development Authority, Hospital
                Revenue Bonds, Oconee Memorial Hospital, Inc., Series 1995:
        3,000    6.150%, 3/01/15 - CONNIE LEE/AMBAC Insured                           3/05 at 102.00         AAA          3,160,440
          600    6.150%, 3/01/25 - CONNIE LEE/AMBAC Insured                                at 102.00         AAA            630,480

        8,000   South Carolina JOBS-Economic Development Authority,                  11/12 at 100.00         AAA          8,174,720
                 Industrial Revenue Bonds, South Carolina Electric and Gas
                 Company Project, Series 2002A, 5.200%, 11/01/27 -
                 AMBAC Insured

       10,000   South Carolina JOBS-Economic Development Authority,                  11/12 at 100.00         AAA         10,259,100
                 Industrial Revenue Bonds, South Carolina Electric and Gas
                 Company Project, Series 2002B, 5.450%, 11/01/32
                 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.5%

        6,455   Memphis-Shelby County Airport Authority, Tennessee,                   3/11 at 100.00         AAA          6,781,623
                 Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/18
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 17.8%

       22,650   Brazos River Authority, Texas, Revenue Refunding Bonds,               5/08 at 102.00         AAA         23,478,990
                 Houston Industries, Inc. Project, Series 1998C, 5.125%, 5/01/19
                 (Optional put 5/01/08) - AMBAC Insured

        1,181   Capital Area Housing Finance Corporation, Texas, FNMA-Backed          4/12 at 106.00         AAA          1,262,215
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 2002A-2, 3.500%, 4/01/35 (Alternative Minimum Tax) -
                 AMBAC Insured

       11,460   Dallas County Utility and Reclamation District, Texas, Unlimited      2/05 at 100.00         AAA         11,761,513
                 Tax Refunding Bonds, Series 1999B, 5.875%, 2/15/29 -
                 AMBAC Insured

       12,500   Dallas-Fort Worth International Airport, Texas, Joint Revenue        11/09 at 100.00         AAA         13,343,000
                 Bonds, Series 2000A, 6.125%, 11/01/35 (Alternative Minimum
                 Tax) - FGIC Insured

       25,000   Harris County-Houston Sports Authority, Texas, Junior Lien           11/11 at 100.00         AAA         25,211,500
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                 MBIA Insured

                Harris County, Texas, Toll Road Senior Lien Revenue Bonds,
                Series 1989:
        9,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 53.84         AAA          4,046,400
       39,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 50.26         AAA         16,368,300
        7,280    0.000%, 8/15/20 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 46.91         AAA          2,852,304
        5,085    0.000%, 8/15/21 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 43.80         AAA          1,859,788

        2,130   Harris County Health Facilities Development Corporation, Texas,      11/13 at 100.00         AAA          2,237,991
                 Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                 5.000%, 11/15/15 - MBIA Insured

        6,570   Houston, Texas, General Obligation Public Improvement                 3/11 at 100.00         AAA          6,996,919
                 Bonds, Series 2001A, 5.375%, 3/01/19 - FSA Insured

        4,170   Houston, Texas, Airport System Subordinate Lien Revenue               7/10 at 100.00         AAA          4,321,496
                 Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

        8,225   Houston, Texas, Airport System Subordinate Lien Revenue               7/07 at 100.00         AAA          8,420,344
                 Refunding Bonds, Series 1997, 5.125%, 7/01/22 -
                 FGIC Insured

       17,500   Houston, Texas, Hotel Occupancy Tax and Special Revenue               9/11 at 100.00         AAA         17,802,225
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 5.250%, 9/01/33 - AMBAC Insured

       12,826   Houston Housing Finance Corporation, Texas, GNMA                      9/11 at 105.00         Aaa         13,343,273
                 Collateralized Mortgage Multifamily Housing Revenue Bonds,
                 RRG Apartments Project, Series 2001, 6.350%, 3/20/42


                                       25


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$      23,865   Jefferson County, Texas, Health Facilities Development                8/11 at 100.00         AAA     $   24,458,761
                 Corporation, FHA-Insured Mortgage Revenue Bonds,
                 Baptist Hospital of Southeast Texas, Series 2001,
                 5.500%, 8/15/41 - AMBAC Insured

        8,205   Lower Colorado River Authority, Texas, Refunding and                  5/11 at 100.00         AAA          8,380,505
                 Improvement Revenue Bonds, Series 2001A,
                 5.000%, 5/15/21 - MBIA Insured

                Port of Houston Authority of Harris County, Texas, General
                Obligation Port Improvement Bonds, Series 2001B:
        3,205    5.500%, 10/01/18 (Alternative Minimum Tax) - FGIC Insured           10/11 at 100.00         AAA          3,365,955
        3,375    5.500%, 10/01/19 (Alternative Minimum Tax) - FGIC Insured           10/11 at 100.00         AAA          3,540,409

        7,205   City of San Antonio, Texas, Airport System Improvement                7/11 at 101.00         AAA          7,593,782
                 Revenue Bonds, Series 2001, 5.375%, 7/01/15
                 (Alternative Minimum Tax) - FGIC Insured

                Tarrant County, Texas, Health Facilities Development
                Corporation, Texas Health Resources System Revenue Bonds, Series
                1997A:
        2,900    5.250%, 2/15/22 - MBIA Insured                                       2/08 at 102.00         AAA          2,950,431
        6,500    5.000%, 2/15/26 - MBIA Insured                                       2/08 at 101.00         AAA          6,461,130

        9,670   Texas Department of Housing and Community Affairs, Single             9/06 at 102.00         AAA          9,983,115
                 Family Mortgage Revenue Bonds, Series 1996D,
                 6.250%, 9/01/28 (Alternative Minimum Tax) -
                 MBIA Insured

        1,910   Waco, Texas, Combined Tax and Revenue Certificates of                 2/14 at 100.00         AAA          1,953,529
                 Obligation, Series 2004, 5.000%, 2/01/21 - MBIA Insured

        1,840   Ysleta Independent School District, Texas, Public Facility           11/09 at 100.00         AAA          1,886,773
                 Corporation, Lease Revenue Refunding Bonds, Series 2001,
                 5.375%, 11/15/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.4%

        2,000   Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003,          7/13 at 100.00         AAA          2,003,660
                 5.000%, 7/01/28 - FGIC Insured

       10,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/13 at 100.00         AAA         10,498,200
                 Refunding Bonds, Series 2003A, 5.000%, 7/01/16 -
                 FSA Insured

        4,805   Utah Housing Finance Agency, Multifamily Housing Refunding            7/04 at 100.00          AA          4,811,535
                 Bonds, FHA-Insured Mortgage Loans, 1992 Issue A,
                 7.400%, 7/01/24

          260   Utah Housing Finance Agency, Single Family Mortgage                   7/04 at 102.00         Aaa            261,786
                 Bonds, Series 1994D, 6.750%, 1/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.9%

        1,035   Loudoun County Industrial Development Authority, Virginia,            6/14 at 100.00         AAA          1,094,492
                 Public Safety Facilities Lease Revenue Bonds, Series 2003A,
                 5.250%, 12/15/20 - FSA Insured

       10,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA         10,011,000
                 Mortgage Bonds, 2001 Series H-1, 5.375%, 7/01/36 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 1.8%

        4,000   Lake Washington School District No. 414, King County,                12/14 at 100.00         AAA          4,251,720
                 Washington, General Obligation Bonds, Series 2004,
                 5.000%, 12/01/15 - FSA Insured

        3,195   Kitsap County, Washington, Limited Tax General Obligation             7/10 at 100.00         AAA          3,328,743
                 Bonds, Series 2000, 5.500%, 7/01/25 - AMBAC Insured

        4,250   Snohomish County Public Utility District 1, Washington,               7/04 at 100.00         AAA          5,093,158
                 Generation System Revenue Bonds, Series 1989,
                 6.650%, 1/01/16 - FGIC Insured

        6,000   Washington State Healthcare Facilities Authority, Revenue             8/13 at 102.00         AAA          5,963,640
                 Bonds, Harrison Memorial Hospital, Series 1998,
                 5.000%, 8/15/28 - AMBAC Insured

        4,345   Washington State Public Power Supply System, Nuclear                  7/07 at 102.00         AAA          4,528,533
                 Project 1 Revenue Refunding Bonds, Series 1997A,
                 5.125%, 7/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.8%

       10,000   Harrison County Commission, West Virginia, Solid Waste                5/04 at 101.00         AAA         10,132,400
                 Disposal Revenue Bonds, West Penn Power Company,
                 Harrison Station Project, Series 1993B, 6.300%, 5/01/23
                 (Alternative Minimum Tax) - MBIA Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.8%

$         680   Wisconsin Housing and Economic Development Authority,                 7/04 at 100.00         AAA     $      681,112
                 Housing Revenue Bonds, Series 1992A, 6.850%, 11/01/12 -
                 MBIA Insured

       15,000   Wisconsin Health and Educational Facilities Authority,                2/07 at 102.00         AAA         15,655,200
                 Revenue Bonds, Marshfield Clinic Project, Series 1997,
                 5.750%, 2/15/27 - MBIA Insured

       18,000   Wisconsin Health and Educational Facilities Authority,                8/07 at 102.00         AAA         18,787,500
                 Revenue Bonds, Aurora Health Care, Inc., Series 1997,
                 5.250%, 8/15/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.3%

        3,335   Wyoming Community Development Authority, Housing Revenue             12/07 at 101.50         AAA          3,416,140
                  Bonds, Series 1997-6, 5.600%, 6/01/29 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$   2,016,587   Total Long-Term Investments (cost $1,800,766,031) - 152.1%                                            1,911,353,491
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                     25,502,435
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.1)%                                                       (680,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $1,256,855,926
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       27


                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.0%

$       2,890   Alaska Housing Finance Corporation, Governmental Purpose             12/05 at 102.00         AAA     $    2,960,025
                 Bonds, Series 1995A, 5.875%, 12/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 31.3%

                ABAG Finance Authority for Non-Profit Corporations, California,
                Insured Certificates of Participation, Children's Hospital
                Medical Center of Northern California, Series 1999:
        6,750    5.875%, 12/01/19 - AMBAC Insured                                    12/09 at 101.00         AAA          7,523,280
       10,000    6.000%, 12/01/29 - AMBAC Insured                                    12/09 at 101.00         AAA         10,984,100

        4,755   Antioch Area Public Facilities Financing Agency, California,          8/09 at 101.00         AAA          5,177,339
                 Special Tax Bonds, Community Facilities District No. 1989-1,
                 5.700%, 8/01/22 - AMBAC Insured

        3,250   California Pollution Control Financing Authority, Pollution           4/11 at 102.00         AAA          3,432,163
                 Control Revenue Refunding Bonds, Pacific Gas and Electric
                 Company, Remarketed, Series 1996A, 5.350%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured

          375   Kern County Housing Authority, California, GNMA Guaranteed              No Opt. Call         AAA            385,646
                 Mortgage Obligation Bonds,  Series 1994A-I,
                 7.150%, 12/30/24 (Alternative Minimum Tax)

          340   Kern County Housing Authority, California, GNMA Guaranteed              No Opt. Call         AAA            348,585
                 Tax-Exempt Mortgage Obligation Bonds, Series 1994A-III,
                 7.450%, 6/30/25 (Alternative Minimum Tax)

        5,275   La Verne-Grand Terrace Housing Finance Agency, California,              No Opt. Call         AAA          7,406,153
                 Single Family Residential Mortgage Revenue Bonds,
                 Series 1984A, 10.250%, 7/01/17

       11,080   City of Lodi, California, Electric System Revenue Certificates         1/09 at 40.71         AAA          3,903,262
                 of Participation, Series 1999B, 0.000%, 1/15/24 (Pre-refunded to 1/15/09) - MBIA Insured

        5,000   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA          6,598,000
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

        8,880   Pomona, California, GNMA-FHLMC Mortgage-Backed Securities               No Opt. Call         AAA         11,604,562
                 Program, Single Family Mortgage  Revenue Refunding Bonds,
                 Series 1990B, 7.500%, 8/01/23

       10,305   San Bernardino, California, GNMA Mortgage-Backed Securities             No Opt. Call         AAA         13,222,449
                 Program, Single Family Mortgage  Revenue Refunding Bonds,
                 Series 1990A, 7.500%, 5/01/23

       14,755   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call         AAA         18,431,651
                 Securities Program, Single Family Mortgage Revenue Bonds,
                 Series 1988A, 8.300%, 9/01/14 (Alternative Minimum Tax)

        4,300   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA          4,365,145
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27A, 5.125%, 5/01/19 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.9%

        1,500   Joint School District No. 28, Adams and Arapahoe Counties,           12/13 at 100.00         AAA          1,564,920
                 Colorado, General Obligation Bonds, Series 2003A,
                 5.125%, 12/01/21 - FSA Insured

        2,500   Denver City and County, Colorado, Airport System Revenue             11/12 at 100.00         AAA          2,644,725
                 Refunding Bonds, Series 2002E, 5.500%, 11/15/18 (Alternative
                 Minimum Tax) - FGIC Insured

        6,000   E-470 Public Highway Authority, Colorado, Senior Revenue              9/10 at 102.00         AAA          6,441,720
                 Bonds, Series 2000A, 5.750%, 9/01/29 - MBIA Insured

        1,310   Sand Creek Metropolitan District, Colorado, General Obligation       12/13 at 100.00         AAA          1,370,365
                 Bonds, Series 2004, 5.000%, 12/01/16 - XLCA Insured

        1,390   Teller County School District No. RE-2 Woodland Park,                12/14 at 100.00         AAA          1,421,497
                 Colorado, General Obligation Bonds, Series 2004,
                 5.000%, 12/01/22 (WI, settling 5/05/04) - MBIA Insured

        1,000   The Board of Regents of the University of Colorado, Enterprise        6/12 at 100.00         AAA          1,032,510
                 System Revenue Bonds, Series 2002A, 5.000%, 6/01/19 -
                 FGIC Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.5%

$       1,500   JEA, Florida, Water and Sewer System Revenue Bonds,                  10/13 at 100.00         AAA     $    1,559,940
                 Series 2004A, 5.000%, 10/01/19 - FGIC Insured

        4,145   City of Miami, Florida, General Obligation Bonds,                     1/12 at 100.00         AAA          4,222,677
                 Series 2002, 5.000%, 1/01/22 - MBIA Insured

        4,240   Reedy Creek Improvement District, Florida, Utility Revenue           10/13 at 100.00         AAA          4,564,445
                 Bonds, Series 2003-1, 5.250%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 5.1%

        8,000   Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding          1/14 at 100.00         AAA          8,618,560
                 Certificates, Series 2003, 5.250%, 1/01/16 - FSA Insured

        6,500   Medical Center Hospital Authority, Georgia, Revenue                   8/09 at 102.00         AAA          6,688,760
                 Anticipation Certificates, Columbus Regional Healthcare
                 System, Inc. Project, Series 1999, 5.500%, 8/01/25 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 3.9%

        8,030   Hawaii Department of Transportation, Airport System Revenue           7/10 at 101.00         AAA          9,118,948
                 Refunding Bonds, Series 2000B, 6.500%, 7/01/15 (Alternative
                 Minimum Tax) - FGIC Insured

        2,250   Hawaii Department of Budget and Finance, Special Purpose              1/09 at 101.00         AAA          2,486,700
                 Revenue Bonds, Hawaii Electric Company, Inc. and Subsidiaries
                 Project, Series 1999D, 6.150%, 1/01/20 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 20.5%

        4,000   Bridgeview, Illinois, General Obligation Bonds, Series 2002,         12/12 at 100.00         AAA          4,059,800
                 5.000%, 12/01/22 - FGIC Insured

       10,000   Chicago, Illinois, General Obligation Refunding Bonds,                1/10 at 101.00         AAA         10,389,600
                 Series 2000D, 5.500%, 1/01/35 - FGIC Insured

        8,200   Chicago Board of Education, Illinois, General Obligation                No Opt. Call         AAA          9,473,296
                 Lease Certificates, Series 1992A, 6.250%, 1/01/15 -
                 MBIA Insured

       23,110   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa         12,361,539
                 Program Revenue Bonds, Elgin School District U46, Kane,
                 Cook, and DuPage Counties, Series 2002, 0.000%, 1/01/17 -
                 FSA Insured

       10,010   Illinois Development Finance Authority, Revenue Bonds,                2/05 at 102.00         AAA         10,347,838
                 Catholic Health Partners Services, Series 1995A,
                 5.300%, 2/15/18 - CONNIE LEE/AMBAC Insured

       10,150   Onterie Center Housing Finance Corporation, An Illinois Not           7/04 at 101.00         AAA         10,406,288
                 For Profit Corporation, Mortgage Revenue Refunding Bonds,
                 FHA-Insured Mortgage Loan, Onterie Center Project,
                 Series 1992A, 7.050%, 7/01/27 - MBIA Insured

        3,225   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call         AAA          4,098,491
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/09 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.8%

        4,725   Decatur Township Multi-School Building Corporation, Marion            7/13 at 100.00         AAA          4,924,726
                 County, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 7/15/17 - FGIC Insured

        2,350   Indiana State Office Building Commission, Facilities Revenue            No Opt. Call         AAA          2,556,189
                 Bonds, Indiana State Museum, Series 2004C,
                 5.250%, 7/01/16 - FGIC Insured

        1,000   MSD Steuben County K-5 Building Corporation, Indiana,                 7/14 at 102.00         AAA          1,052,010
                 First Mortgage Revenue Bonds, Series 2003,
                 5.250%, 1/15/21 - FSA Insured

        1,315   Monroe-Gregg Grade School Building Corporation, Morgan                1/14 at 100.00         AAA          1,362,498
                 County, Indiana, First Mortgage Bonds, Series 2004,
                 5.000%, 7/15/18 - FSA Insured

        1,490   North Lawrence Community Schools Building Corporation,                1/14 at 100.00         AAA          1,534,372
                 Marion County, Indiana, First Mortgage Bonds, Series 2004,
                 5.000%, 7/15/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.2%

        3,345   Ames, Iowa, Hospital Revenue Refunding Bonds, Mary                    6/13 at 100.00         Aaa          3,467,594
                 Greeley Medical Center, Series 2003, 5.000%, 6/15/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 3.0%

        8,000   Kentucky State Property and Buildings Commission, Revenue            10/11 at 100.00         AAA          8,964,160
                 Refunding Bonds, Project No. 72, Series 2001,
                 5.375%, 10/01/14 (Pre-refunded to 10/01/11)


                                       29


                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.7%

$       5,000   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00         AAA     $    5,072,600
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.125%, 3/01/21 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.6%

        6,500   Michigan Higher Education Student Loan Authority, Revenue               No Opt. Call         AAA          6,947,850
                 Bonds, Series 2000 XII-T, 5.300%, 9/01/10 (Alternative
                 Minimum Tax) - AMBAC Insured

        3,810   Michigan Housing Development Authority, GNMA Collateralized           8/12 at 102.00         Aaa          3,915,308
                 Limited Obligation Multifamily Housing Revenue Bonds,
                 Cranbrook Apartments, Series 2001A, 5.500%, 2/20/43
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.1%

        4,860   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          5,285,687
                 Minnesota, Airport Revenue Bonds, Series 2001B,
                 5.750%, 1/01/15 (Alternative Minimum Tax) - FGIC Insured

        1,095   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00         AAA          1,124,521
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 4.8%

        7,495   Jefferson County Industrial Development Authority, Missouri,          8/07 at 100.00         AAA          9,488,970
                 Housing Revenue Bonds, Richardson Road Apartments
                 Project, Series 1985, 11.000%, 12/15/15 (Pre-refunded
                 to 8/15/07)

        2,000   Missouri Western State College, Auxiliary System Revenue             10/13 at 100.00         AAA          2,056,660
                 Bonds, Series 2003, 5.000%, 10/01/21 - MBIA Insured

        2,500   Saint Louis County Regional Convention and Sports Complex             8/13 at 100.00         AAA          2,687,125
                 Authority, Missouri, Convention and Sports Facility Project
                 Lease Revenue Bonds, Series 2003B-1, 5.250%, 8/15/16 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.9%

       10,000   Clark County, Nevada, Airport System Subordinated Lien Revenue        7/11 at 100.00         AAA         10,259,800
                 Bonds, Series 2001B, 5.125%, 7/01/21 - FGIC Insured

        7,990   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00         AAA          8,102,579
                 Transportation Rail Access Corridor Project, Senior Lien
                 Series 2002, 5.250%, 6/01/41 - AMBAC Insured

        5,050   Washoe County, Nevada, Gas and Water Facilities Refunding             7/04 at 101.00         AAA          5,195,440
                 Revenue Bonds, Sierra Pacific Power Company Project,
                 Remarketed, Series 1987, 6.300%, 12/01/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.3%

          800   Rutgers State University, New Jersey, Certificates of                 1/14 at 100.00         AAA            813,760
                 Participation, Lower Georges Street University Redevelopment
                 Associates, LLC, Series 2004, 5.000%, 1/01/24 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 2.8%

        7,645   Metropolitan Transportation Authority, New York, Transit                No Opt. Call         AAA          8,318,983
                 Facilities Revenue Bonds, Series J, 9.100%, 7/01/05 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.0%

        3,100   North Carolina Medical Care Commission, FHA-Insured                  10/13 at 100.00         AAA          3,121,979
                 Mortgage Revenue Bonds, Betsy Johnson  Regional Hospital
                 Project, Series 2003, 5.125%, 10/01/32 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.7%

        1,750   Oklahoma Housing Finance Agency, GNMA Collateralized Single             No Opt. Call         AAA          1,846,950
                 Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        5,440   Sapulpa Municipal Authority, Oklahoma, Capital Improvement            7/10 at 101.00         AAA          6,189,904
                 Revenue Refunding Bonds, Series 2000, 5.625%, 7/01/20
                 (Pre-refunded to 7/01/10) - FSA Insured

        3,000   Tulsa Industrial Authority, Oklahoma, GNMA Collateralized            11/05 at 103.00         Aaa          3,126,840
                 Multifamily Housing Revenue Bonds, Country Club of
                 Woodland Hills Project, Series 1995, 6.250%, 11/01/27


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 9.9%

                Oregon Health Sciences University, Revenue Bonds, Series 2002A:
$       5,000    5.000%, 7/01/26 - MBIA Insured                                       1/13 at 100.00         AAA     $    5,036,400
       19,000    5.000%, 7/01/32 - MBIA Insured                                       1/13 at 100.00         AAA         19,038,380

        4,980   Oregon, Health, Housing, Educational, and Cultural Facilities         3/12 at 105.00         Aaa          5,360,422
                 Authority, Revenue Bonds, GNMA Mortgaged-Backed Securities
                 Program, Necanicum Village Assisted Living Project, 2001
                 Series 2001A, 5.000%, 6/20/42


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.7%

        1,650   Pennsylvania Turnpike Commission, Oil Franchise Tax Senior           12/13 at 100.00         AAA          1,669,355
                 Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/24 -
                 MBIA Insured

        3,075   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          3,325,367
                 Bonds, Series 2002B, 5.625%, 8/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.8%

        2,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          2,257,580
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/17 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.9%

        5,000   Metropolitan Government Nashville-Davidson County Health             11/09 at 101.00         AAA          5,769,650
                 and Educational Facilities Board, Tennessee, Revenue Bonds,
                 Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30
                 (Pre-refunded to 11/15/09) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 10.4%

          275   Corpus Christi Housing Finance Corporation, Texas, Single             7/04 at 100.00         AAA            276,356
                 Family Mortgage Senior Revenue Refunding Bonds,
                 Series 1991A, 7.700%, 7/01/11 - MBIA Insured

       12,500   Dallas-Fort Worth International Airport, Texas, Joint Revenue        11/09 at 100.00         AAA         12,711,500
                 Refunding and Improvement Bonds, Series 2001A,
                 5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

          275   El Paso Property Finance Authority, Inc., Texas, GNMA                 6/04 at 101.00         Aaa            278,671
                 Mortgage-Backed Securities Program Single Family Mortgage
                 Revenue Bonds, Series 1992A, 8.700%, 12/01/18
                 (Alternative Minimum Tax)

                North Harris County Regional Water Authority, Texas, Senior
                Water Revenue Bonds, Series 2003:
        4,565    5.250%, 12/15/20 - FGIC Insured                                     12/13 at 100.00         AAA          4,806,123
        4,800    5.250%, 12/15/21 - FGIC Insured                                     12/13 at 100.00         AAA          5,030,640

        7,600   City of San Antonio, Texas, Airport System Improvement                7/11 at 101.00         AAA          7,978,328
                 Revenue Bonds, Series 2001, 5.375%, 7/01/16 (Alternative
                 Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 21.0%

        5,000   Chelan County Public Utility District 1, Washington, Hydro            7/11 at 101.00         AAA          5,176,450
                 Consolidated System Revenue Bonds, Series 2001B,
                 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

        1,570   Sedro-Wooley School District No. 101, Clark County,                  12/12 at 100.00         Aaa          1,664,388
                 Washington, General Obligation Bonds, Series 2002,
                 5.250%, 12/01/18 - FSA Insured

                Bellevue School District No. 405, King County, Washington,
                General Obligation Bonds, Series 2002:
       12,060    5.000%, 12/01/19 - FGIC Insured                                     12/12 at 100.00         AAA         12,446,041
       12,785    5.000%, 12/01/20 - FGIC Insured                                     12/12 at 100.00         AAA         13,139,272

                Pierce County School District No. 343, Dieringer, Washington,
                General Obligation Refunding Bonds, Series 2003:
        2,755    5.250%, 12/01/18 - FSA Insured                                       6/13 at 100.00         Aaa          2,934,020
        2,990    5.250%, 12/01/19 - FSA Insured                                       6/13 at 100.00         Aaa          3,163,629

        4,715   Port of Seattle, Washington, Revenue Bonds, Series 2001B,            10/11 at 100.00         AAA          5,031,235
                 5.625%, 4/01/17 (Alternative Minimum Tax) - FGIC Insured

          895   Port of Seattle, Washington, Special Facility Revenue Bonds,          3/10 at 101.00         AAA            952,817
                 Terminal 18, Series 1999C, 6.000%, 9/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

        1,265   City of Tacoma, Washington, General Obligation Bonds,                12/12 at 100.00         AAA          1,312,779
                 Series 2002, 5.000%, 12/01/18 - FGIC Insured


                                       31


                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       4,200   The City of Tacoma, Washington, Solid Waste Utility Revenue          12/11 at 100.00         AAA     $    4,405,044
                 Refunding Bonds, Series 2001, 5.250%, 12/01/20 -
                 AMBAC Insured

        5,000   State of Washington, General Obligation Bonds, Series 2001C,          1/11 at 100.00         AAA          5,089,950
                 5.250%, 1/01/26 - FSA Insured

        6,990   Washington State Public Power Supply System, Nuclear                  7/08 at 102.00         AAA          7,286,446
                 Project 1 Revenue Refunding Bonds, Series 1998A,
                 5.125%, 7/01/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     436,220   Total Long-Term Investments (cost $428,710,434) - 151.8%                                                452,772,327
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      6,471,531
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.0)%                                                       (161,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  298,243,858
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       32


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.9%

                Jefferson County, Alabama, Sewer Revenue Warrants,
                Series 1997D:
$       5,000    5.700%, 2/01/20 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 101.00         AAA     $    5,496,000
        3,970    5.750%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 101.00         AAA          4,369,104
        4,830    5.750%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 101.00         AAA          5,327,828

        2,500   City of Mobile, Alabama, General Obligation Refunding                 2/06 at 102.00         AAA          2,720,975
                 Warrants, Series 1996, 5.750%, 2/15/16 (Pre-refunded to
                 2/15/06) - AMBAC Insured

        2,000   City of Scottsboro, Alabama, General Obligation School                7/06 at 102.00         AAA          2,201,900
                 Warrants, Series 1996B, 5.750%, 7/01/14 (Pre-refunded to
                 7/01/06) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 14.0%

       31,200   Foothill-Eastern Transportation Corridor Agency, California,           1/10 at 24.23         AAA          5,334,264
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/34 - MBIA Insured

        6,850   Orange County, California, Recovery Certificates of                   7/06 at 102.00         AAA          7,427,044
                 Participation, Series 1996A, 6.000%, 7/01/26 - MBIA Insured

       15,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA         15,335,250
                 of Participation, Series 2003, 5.250%, 2/01/30 -
                 FGIC Insured

       10,000   Orange County Water District, California, Revenue                     8/13 at 100.00         AAA          9,896,100
                 Certificates of Participation, Series 2003B,
                 5.000%, 8/15/34 - MBIA Insured

        1,435   Pasadena Area Community College District, Los Angeles                 6/13 at 100.00         AAA          1,467,015
                 County, California, General Obligation Bonds, Series 2003A,
                 5.000%, 6/01/22 - FGIC Insured

       13,000   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA         14,525,940
                 Improvement Revenue Bonds, Solid Waste and Redevelopment
                 Projects, Series 1999, 5.800%, 12/01/19 - AMBAC Insured

                San Leandro Housing Finance Corporation, California, Mortgage
                Revenue Refunding Bonds, FHA-Insured Mortgage Loan-Ashland
                Village Apartments, Section 8 Assisted Project, Series 1993A:
        1,075    6.550%, 1/01/12 - MBIA Insured                                       7/04 at 100.00         AAA          1,076,742
        5,100    6.650%, 1/01/25 - MBIA Insured                                       7/04 at 100.00         AAA          5,105,763

       12,500   University of California, Revenue Bonds, Multi-Purpose Projects,      5/13 at 100.00         AAA         12,471,125
                 Series 2003A, 5.000%, 5/15/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 11.2%

                Colorado Educational and Cultural Facilities Authority, Charter
                School Revenue Bonds, Adams School District 12 - Pinnacle
                School, Series 2003:
        1,940    5.250%, 6/01/23 - XLCA Insured                                       6/13 at 100.00         AAA          1,995,678
        1,000    5.000%, 6/01/33 - XLCA Insured                                       6/13 at 100.00         AAA            984,130

        3,405   Colorado Educational and Cultural Facilities Authority, Charter      12/13 at 100.00         AAA          3,506,980
                 School Revenue Bonds, Classical Academy, Series 2003,
                 5.250%, 12/01/23 - XLCA Insured

                Colorado Health Facilities Authority, Revenue Bonds, Poudre
                Valley Health Care, Inc., Series 1999A:
        2,480    5.625%, 12/01/19 - FSA Insured                                      12/09 at 101.00         Aaa          2,657,146
        3,500    5.750%, 12/01/23 - FSA Insured                                      12/09 at 101.00         Aaa          3,715,845

        6,100   Denver City and County School District No. 1, Colorado,              12/13 at 100.00         AAA          6,381,088
                 General Obligation Bonds, Series 2004, 5.000%, 12/01/18 -
                 FSA Insured

       12,955   Denver City and County, Colorado, Airport System Revenue             11/05 at 102.00         AAA         13,755,360
                 Bonds, Series 1995A, 5.600%, 11/15/20 - MBIA Insured

                Denver Convention Center Hotel Authority, Colorado, Convention
                Center Hotel Senior Revenue Bonds, Series 2003A:
        6,770    5.000%, 12/01/19 - XLCA Insured                                     12/13 at 100.00         AAA          6,948,660
       17,495    5.000%, 12/01/33 - XLCA Insured                                     12/13 at 100.00         AAA         17,373,935


                                       33


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       1,325   El Paso County, Colorado, Certificates of Participation,             12/12 at 100.00         AAA     $    1,329,160
                 Series 2002B, Detention Facility Project, 5.000%, 12/01/27 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.6%

        3,140   District of Columbia Housing Finance Agency, GNMA                     6/04 at 102.00         AAA          3,147,253
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1990C-4, 6.350%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.8%

        4,000   Florida State Board of Education, Full Faith and Credit Public        6/13 at 101.00         AAA          4,109,920
                 Education Capital Outlay Bonds, Series 2003J,
                 5.000%, 6/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.3%

                Municipal Electric Authority of Georgia, Combustion Turbine
                Revenue Bonds, Series 2003A:
        1,775    5.000%, 11/01/21 - MBIA Insured                                     11/13 at 100.00         AAA          1,816,109
        2,580    5.000%, 11/01/22 - MBIA Insured                                     11/13 at 100.00         AAA          2,621,951

        4,500   South Fulton Municipal Regional Water and Sewer Authority,            1/13 at 100.00         Aaa          4,504,410
                 Georgia, Water and Sewer Revenue Bonds, Series 2003,
                 5.000%, 1/01/33 - MBIA Insured

        3,000   Valdosta and Lowndes County Hospital Authority, Georgia,             10/12 at 101.00         AAA          3,073,740
                 Revenue Certificates, South Georgia Medical Center
                 Project, Series 2002, 5.200%, 10/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 8.0%

        2,375   Hawaii County, Hawaii, General Obligation Bonds,                      7/13 at 100.00         AAA          2,459,028
                 Series 2003A, 5.000%, 7/15/19 - FSA Insured

                Hawaii Department of Transportation, Airport System Revenue
                Refunding Bonds, Series 2000B:
        6,105    6.100%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA          6,743,949
        9,500    6.625%, 7/01/17 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA         10,829,620

       20,000   Department of Budget and Finance of the State of Hawaii,              7/10 at 101.00         AAA         21,345,200
                 Special Purpose Revenue Refunding Bonds, Hawaiian Electric
                 Company, Inc. and Subsidiary Projects, Series 2000,
                 5.700%, 7/01/20 (Alternative Minimum Tax) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        1,340   Idaho Housing and Finance Association, Single Family Mortgage         1/08 at 101.50         AAA          1,416,501
                 Bonds, Series 1998E, 5.450%, 7/01/18 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.6%

        2,500   Kane, DuPage, Kendall and Will Counties, Aurora, Illinois,            1/05 at 100.00         AAA          2,575,300
                 General Obligation Obligation Bonds, Series 1996,
                 5.800%, 1/01/14 (Pre-refunded to 1/01/05) - MBIA Insured

        1,500   Chicago, Illinois, General Obligation Bonds, Series 1995,             7/05 at 102.00         AAA          1,611,495
                 6.125%, 1/01/16 (Pre-refunded to 7/01/05) - AMBAC Insured

       25,585   Chicago, Illinois, General Obligation Project and Refunding           1/06 at 102.00         AAA         25,731,858
                 Bonds, Series 1996B, 5.125%, 1/01/25 - FGIC Insured

        8,370   Chicago, Illinois, Revenue Bonds, Midway Airport,                     1/07 at 101.00         AAA          8,999,843
                 Series 1996A, 5.625%, 1/01/17 - MBIA Insured

                Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1994A:
          280    6.100%, 1/01/08 (Alternative Minimum Tax) - MBIA Insured             7/04 at 102.00         AAA            286,535
          710    6.250%, 1/01/14 (Alternative Minimum Tax) - MBIA Insured             7/04 at 102.00         AAA            726,593

        8,235   Chicago, Illinois, General Airport Second Lien Revenue                1/05 at 102.00         AAA          8,640,738
                 Refunding Bonds, O'Hare International Airport, Series 1994A,
                 6.375%, 1/01/15 - MBIA Insured

        4,115   Chicago Park District, Illinois, General Obligation Limited Tax       7/11 at 100.00         AAA          4,440,579
                 Park Bonds, Series 2001C, 5.500%, 1/01/18 - FGIC Insured

        9,680   Illinois Educational Facilities Authority, Revenue Bonds,             6/08 at 100.00         AAA          9,940,198
                 Columbia College, Series 1998, 5.000%, 12/01/20 -
                 MBIA Insured

        1,950   Illinois Health Facilities Authority, Revenue Refunding Bonds,          No Opt. Call         AAA          2,320,890
                 SSM Healthcare System, Series 1992AA,
                 6.550%, 6/01/14 - MBIA Insured


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                Illinois Health Facilities Authority, Revenue Bonds, Lutheran
                General Health System, Series 1993A:
$       4,000    6.125%, 4/01/12 - FSA Insured                                          No Opt. Call         AAA     $    4,488,000
        5,000    6.250%, 4/01/18 - FSA Insured                                          No Opt. Call         AAA          5,948,650

          610   Peoria, Moline and Freeport, Illinois, Collateralized Single         10/05 at 105.00         AAA            625,610
                 Family Mortgage Revenue Bonds, Series 1995A,
                 7.600%, 4/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.3%

        4,655   Hamilton Southeastern Consolidated School Building                    1/14 at 100.00         AAA          4,920,568
                 Corporation, Hamilton County, Indiana, First Mortgage
                 Bonds, Series 2004, 5.000%, 7/15/15 - FSA Insured

        1,625   Hammond Multi-School Building Corporation, Lake County,               7/13 at 100.00         AAA          1,656,720
                 Indiana, First Mortgage Revenue Bonds, Series 2003B,
                 5.000%, 1/15/21 - FGIC Insured

        5,285   Logansport School Building Corporation, Indiana, First                7/11 at 100.00         AAA          5,424,524
                 Mortgage Bonds, Series 2001, 5.125%, 1/15/22 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.1%

          130   Olathe-Labette County, Kansas, GNMA Collateralized Single             2/05 at 105.00         Aaa            136,780
                 Family Mortgage Revenue Refunding Bonds, Series 1994A-I,
                 8.100%, 8/01/23 (Alternative Minimum Tax)

          350   Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized           11/04 at 105.00         Aaa            371,287
                 Single Family Mortgage Revenue  Refunding Bonds,
                 Series 1994A-II, 8.050%, 5/01/24 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.3%

        7,000   Kentucky Economic Development Finance Authority, Health                 No Opt. Call         AAA          1,766,030
                 System Revenue Bonds, Norton Healthcare, Inc.,
                 Series 2000B, 0.000%, 10/01/28 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.1%

        4,910   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call         AAA          5,461,491
                 Series 2002C, 5.500%, 11/01/15 - MBIA Insured

        3,000   Massachusetts Development Finance Authority, Revenue                    No Opt. Call         AAA          3,361,440
                 Bonds, WGBH Educational Foundation, Series 2002A,
                 5.750%, 1/01/42 - AMBAC Insured

        2,600   Massachusetts Health and Educational Facilities Authority,           10/13 at 100.00         AAA          2,597,894
                 Revenue Bonds, Simmons College, Series 2003F,
                 5.000%, 10/01/33 - FGIC Insured

        2,585   Massachusetts Housing Finance Agency, Single Family                   6/06 at 102.00         AAA          2,677,827
                 Housing Revenue Bonds, Series 48, 6.350%, 6/01/26
                 (Alternative Minimum Tax) - MBIA Insured

        1,925   Massachusetts Housing Finance Agency, Single Family                   6/07 at 102.00         AAA          1,993,203
                 Housing Revenue Bonds, Series 53, 6.150%, 12/01/29
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.0%

        4,705   Board of Control of Grand Valley State University, Michigan,         12/10 at 100.00         AAA          4,983,724
                 General Revenue Bonds, Series 2000, 5.250%, 12/01/20 -
                 FGIC Insured

       10,000   Michigan Housing Development Authority, Rental Housing                4/07 at 102.00         AAA         10,466,200
                 Revenue Bonds, Series 1997A, 6.000%, 4/01/16 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.3%

        6,650   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00         AAA          6,829,284
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.8%

        1,000   Hazelwood Industrial Development Authority, Missouri,                 9/06 at 102.00         AAA          1,046,310
                 GNMA Collateralized Project Multifamily Housing Revenue
                 Refunding Bonds, Lakes Apartments Project, Series 1996,
                 6.000%, 9/20/16

        4,500   Kansas City Land Clearance Redevelopment Authority,                  12/05 at 102.00         AAA          4,850,010
                 Missouri, Lease Revenue Bonds, Municipal Auditorium and
                 Muehlebach Hotel Redevelopment Projects, Series 1995A,
                 5.900%, 12/01/18 - FSA Insured

        1,000   Kansas City Municipal Assistance Corporation, Missouri,               1/06 at 101.00         AAA          1,069,270
                 Leasehold Revenue Bonds, Capital Improvement Series 1996B,
                 5.750%, 1/15/14 - AMBAC Insured


                                       35


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI (continued)

$       1,030   Missouri Housing Development Commission, Multifamily                 12/06 at 102.00         AAA     $    1,076,103
                 Housing Revenue Bonds, Brookstone Village Apartments,
                 Series 1996A, 6.000%, 12/01/16 (Alternative Minimum Tax) -
                 FSA Insured

        1,250   Missouri Western State College, Auxiliary System Revenue             10/13 at 100.00         AAA          1,251,350
                 Bonds, Series 2003, 5.000%, 10/01/33 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 8.3%

        5,000   Clark County, Nevada, Industrial Development Revenue                  6/04 at 100.00         AAA          5,125,000
                 Bonds, Nevada Power Company Project, Series 1992A,
                 6.700%, 6/01/22 (Alternative Minimum Tax) - FGIC Insured

        5,000   Clark County, Nevada, Industrial Development Revenue Bonds,           7/10 at 102.00         AAA          5,275,800
                 Southwest Gas Corporation, Series 2000C, 5.950%, 12/01/38
                 (Alternative Minimum Tax) - AMBAC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier Series 2000:
        5,000    0.000%, 1/01/27 - AMBAC Insured                                        No Opt. Call         AAA          1,397,800
        5,500    5.625%, 1/01/32 - AMBAC Insured                                      1/10 at 102.00         AAA          5,781,050

                Las Vegas Convention and Visitors Authority, Nevada, Revenue
                Bonds, Series 1999:
        2,695    5.750%, 7/01/15 - AMBAC Insured                                      7/09 at 101.00         AAA          3,003,200
        6,035    5.750%, 7/01/16 - AMBAC Insured                                      7/09 at 101.00         AAA          6,723,654
        6,500    5.750%, 7/01/17 - AMBAC Insured                                      7/09 at 101.00         AAA          7,224,750
        3,535    5.750%, 7/01/18 - AMBAC Insured                                      7/09 at 101.00         AAA          3,930,743
        4,000    6.000%, 7/01/19 - AMBAC Insured                                      7/09 at 101.00         AAA          4,531,760


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.7%

        3,075   New Jersey Transit Corporation, Certificates of Participation           No Opt. Call         AAA          3,412,451
                 Refunding, Series 2003, 5.500%, 10/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 14.6%

                County of Nassau, New York, General Obligation Improvement
                Bonds, Series 2000E:
        1,755    6.000%, 3/01/16 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          2,014,529
        2,740    6.000%, 3/01/18 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          3,145,191

        2,265   County of Nassau, New York, General Obligations, Serial               3/10 at 100.00         AAA          2,703,663
                 General Improvement Bonds, Series F, 7.000%, 3/01/14
                 (Pre-refunded to 3/01/10) - FSA Insured

        7,500   Nassau Health Care Corporation, New York, County                      8/09 at 102.00         AAA          7,985,850
                 Guaranteed Health System Revenue Bonds, Series 1999,
                 5.750%, 8/01/29 - FSA Insured

        4,000   New York City, New York, General Obligation Bonds, Fiscal               No Opt. Call         AAA          4,314,080
                 Series 1995E, 8.000%, 8/01/05 - MBIA Insured

        7,900   New York City, New York, General Obligation Bonds, Fiscal             3/06 at 101.50         AAA          8,508,300
                 Series 1996I, 5.875%, 3/15/18 - FSA Insured

        7,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          7,509,320
                 Water and Sewer System Revenue Bonds, Fiscal Series
                 2000A, 5.750%, 6/15/31 - FGIC Insured

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, New Island Hospital, Series 1999B:
        3,400    5.750%, 7/01/19 - MBIA Insured                                       7/09 at 101.00         AAA          3,642,794
        5,750    6.000%, 7/01/24 - MBIA Insured                                       7/09 at 101.00         AAA          6,333,280

        9,095   New York State Housing Finance Agency, Mortgage Revenue               5/06 at 102.00         AAA          9,532,288
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

        6,095   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA          6,440,160
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, Series 1995A, 6.000%, 8/15/15 (Pre-refunded
                 to 2/15/05) - MBIA Insured

                New York State Medical Care Facilities Finance Agency,
                FHA-Insured Mortgage Revenue Bonds, New York and Presbyterian
                Hospital, Series 1994A:
        3,000    6.750%, 8/15/14 (Pre-refunded to 2/15/05) - AMBAC Insured            2/05 at 102.00         AAA          3,187,530
        2,500    6.800%, 8/15/24 (Pre-refunded to 2/15/05) - AMBAC Insured            2/05 at 102.00         AAA          2,657,275

        2,750   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          2,939,558
                 Fund Bonds, Second General, Series 2004, 5.000%, 4/01/15 -
                 MBIA Insured

        5,000   New York State Urban Development Corporation, Correctional            1/07 at 102.00         AAA          5,546,150
                 Capital Facilities Revenue Bonds, Series 1996-7,
                 5.700%, 1/01/27 (Pre-refunded to 1/01/07) - FSA Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 3.8%

$      10,715   Fargo, North Dakota, Health System Revenue Bonds,                     6/10 at 101.00         AAA     $   11,379,437
                 MeritCare Obligated Group, Series 2000A, 5.600%, 6/01/21 -
                 FSA Insured

        8,000   North Dakota, Student Loan Trust Revenue Bonds,                      12/10 at 100.00         AAA          8,243,280
                 Series 2000B, 5.850%, 12/01/25 (Alternative Minimum
                 Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.5%

       12,200   Board of Education, City School District of Columbus,                 6/13 at 100.00         AAA         12,212,688
                 Franklin County, Ohio, General Obligation Bonds,
                 Series 2003, 5.000%, 12/01/31 - FGIC Insured

          700   Shaker Heights, Ohio, General Obligation Bonds, Series 2003,         12/13 at 100.00         AAA            722,043
                 5.250%, 12/01/26 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.1%

                Oklahoma City, Oklahoma, Airport Trust Junior Lien Tax Exempt
                Bonds, Twenty Seventh Series, 2000A:
        1,320    5.125%, 7/01/20 - FSA Insured                                        7/10 at 100.00         AAA          1,353,000
        4,040    5.250%, 7/01/21 - FSA Insured                                        7/10 at 100.00         AAA          4,197,439


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.2%

                Portland, Oregon, Airport Way Urban Renewal and
                Redevelopment Bonds, Series 2000A:
        4,405    5.700%, 6/15/17 - AMBAC Insured                                      6/10 at 101.00         Aaa          4,855,940
        3,665    5.750%, 6/15/18 - AMBAC Insured                                      6/10 at 101.00         Aaa          4,058,951
        4,265    5.750%, 6/15/19 - AMBAC Insured                                      6/10 at 101.00         Aaa          4,711,418
        1,375    5.750%, 6/15/20 - AMBAC Insured                                      6/10 at 101.00         Aaa          1,513,792

        1,520   Housing Authority of Portland, Oregon, Multifamily Housing            7/10 at 100.00         Aaa          1,572,014
                 Revenue Bonds, Lovejoy Station Apartments Project,
                 Series 2000, 6.000%, 7/01/33 (Alternative Minimum
                 Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 8.6%

       12,620   Allegheny County Hospital Development Authority,                     11/10 at 102.00         AAA         14,195,102
                 Pennsylvania, Insured Revenue Bonds, West Penn Allegheny
                 Health System, Series 2000A, 6.500%, 11/15/30 -
                 MBIA Insured

        1,825   Allegheny County Residential Finance Authority, Pennsylvania,        11/06 at 102.00         Aaa          1,901,723
                 Single Family Mortgage Revenue Bonds, GNMA Mortgage
                 Backed Securities Program, Series 1996AA, 6.450%, 5/01/28
                 (Alternative Minimum Tax)

        9,485   The Berks County Municipal Authority, Pennsylvania,                  11/09 at 102.00         AAA         11,041,583
                 Hospital Revenue Bonds, The Reading Hospital and Medical
                 Center Project, Series 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09) - FSA Insured

        1,000   Luzerne County Industrial Development Authority, Exempt              12/04 at 102.00         Aaa          1,048,160
                 Facilities Revenue Refunding Bonds, Pennsylvania Gas and
                 Water Company Project, Series 1994A, 7.000%, 12/01/17
                 (Alternative Minimum Tax) - AMBAC Insured

       12,730   City of Philadelphia, Pennsylvania, Water and Wastewater              8/07 at 102.00         AAA         12,828,658
                 Revenue Bonds, Series 1997A, 5.125%, 8/01/27 -
                 AMBAC Insured

        3,650   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA          3,661,753
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.8%

        4,000   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          4,302,520
                 5.250%, 8/01/17 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.0%

        5,000   South Carolina Public Service Authority, Revenue Bonds,               1/14 at 100.00         AAA          5,168,200
                 Sanatee Cooper Electric System, Series 2004A,
                 5.000%, 1/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 17.5%

                Brazos River Authority, Texas, Revenue Refunding Bonds,
                Houston Industries, Inc. Project, Series 1998C:
       10,000    5.125%, 5/01/19 - AMBAC Insured                                      5/08 at 102.00         AAA         10,366,000
        9,000    5.125%, 11/01/20 (Optional put 11/01/08) - AMBAC Insured            11/08 at 102.00         AAA          9,372,240

       12,500   Dallas-Fort Worth International Airport, Texas, Joint Revenue        11/09 at 100.00         AAA         12,711,500
                 Refunding and Improvement Bonds, Series 2001A,
                 5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

        3,895   Denton, Texas, Utility System Revenue Bonds, Series 2000A,           12/10 at 100.00         AAA          4,262,883
                 5.625%, 12/01/19 - FSA Insured

        7,210   Houston, Texas, Water and Sewer System Junior Lien Revenue           12/07 at 101.00         AAA          7,493,353
                 Refunding Bonds, Series 1997A, 5.250%, 12/01/22 -
                 FGIC Insured


                                       37


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       4,485   Lower Colorado River Authority, Texas, Contract Revenue               5/12 at 100.00         AAA     $    4,572,637
                 Refunding Bonds, Transmission Services Corporation,
                 Series 2003B, 5.000%, 5/15/21 - FSA Insured

       10,000   Lower Colorado River Authority, Texas, Contract Revenue               5/13 at 100.00         AAA          9,901,500
                 Refunding Bonds, Transmission Services Corporation,
                 Series 2003C, 5.000%, 5/15/33 - AMBAC Insured

        4,151   Panhandle Regional Housing Finance Corporation, Texas,                7/12 at 105.00         Aaa          4,356,807
                 Multifamily Housing Revenue Bonds, GNMA Collateralized
                 Mortgage - Renaissance of Amarillo Apartments,
                 Series 2001A, 6.650%, 7/20/42

                Tarrant County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Cook Children's Healthcare System,
                Series 2000A:
        6,725    5.750%, 12/01/17 - FSA Insured                                      12/10 at 101.00         AAA          7,343,835
        7,500    5.750%, 12/01/24 - FSA Insured                                      12/10 at 101.00         AAA          7,978,125

       10,627   Tarrant County Housing Finance Corporation, Texas,                   10/11 at 105.00         Aaa         11,116,586
                 GNMA Collateralized Mortgage Loan Multifamily Housing
                 Revenue Bonds, Legacy Senior Residence Apartments
                 Project, Series 2001, 6.625%, 4/20/42

        2,300   Texas State University System, Financing Revenue Refunding            3/12 at 100.00         AAA          2,374,658
                 Bonds, Series 2002, 5.000%, 3/15/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 3.8%

        2,695   Intermountain Power Agency, Utah, Power Supply Revenue                7/04 at 101.00         AAA          2,757,847
                 Refunding Bonds, Series 1993A, 5.500%, 7/01/20 -
                 AMBAC Insured

        8,600   Intermountain Power Agency, Utah, Power Supply Revenue                7/13 at 100.00         AAA          8,916,394
                 Refunding Bonds, Series 2003A, 5.000%, 7/01/18 -
                 FSA Insured

        2,385   Mountain Regional Water Special Service District, Utah,              12/13 at 100.00         AAA          2,375,722
                 Water Revenue Bonds, Series 2003, 5.000%, 12/15/33 -
                 MBIA Insured

        5,525   Utah Transit Authority, Sales Tax Revenue Bonds,                     12/12 at 100.00         AAA          5,568,979
                 Series 2002A, 5.000%, 6/15/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.3%

        1,320   Vermont Educational and Health Buildings Financing Agency,           12/10 at 101.00         AAA          1,434,959
                 Revenue Bonds, Fletcher Allen Health Care Project,
                 Series 2000A, 6.000%, 12/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.8%

                Loudoun County Industrial Development Authority, Virginia,
                Public Safety Facilities Lease Revenue Bonds, Series 2003A:
        1,150    5.250%, 12/15/22 - FSA Insured                                       6/14 at 100.00         AAA          1,201,842
          500    5.250%, 12/15/23 - FSA Insured                                       6/14 at 100.00         AAA            520,085

        2,250   Virginia Housing Development Authority, Multifamily Housing           1/08 at 102.00         AAA          2,374,065
                 Bonds, Series 1997B, 6.050%, 5/01/17 (Alternative Minimum
                 Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 6.6%

       10,000   Chelan County Public Utility District 1, Washington, Hydro-           7/11 at 101.00         AAA         10,352,900
                 Consolidated System Revenue Bonds, Series 2001B,
                 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

        1,370   Sedro-Wooley School District No. 101, Clark County,                  12/12 at 100.00         Aaa          1,393,386
                 Washington, General Obligation Bonds, Series 2002,
                 5.000%, 12/01/22 - FSA Insured

        5,230   Douglas County Public Utility District 1, Washington, Revenue         9/09 at 102.00         AAA          5,686,317
                 Bonds, Wells Hydroelectric, Series 1999A, 6.125%, 9/01/29
                 (Alternative Minimum Tax) - MBIA Insured

        3,485   Public Utility District No. 2 of Grant County, Washington,            1/06 at 102.00         AAA          3,713,825
                 Priest Rapids Hydroelectric Development Revenue Bonds,
                 Second Series 1996B, 5.900%, 1/01/21 (Alternative
                 Minimum Tax) - MBIA Insured

        2,500   City of Tacoma, Washington, Sewer Revenue Bonds,                     12/05 at 100.00         AAA          2,685,000
                 Series 1995B, 6.375%, 12/01/15 (Pre-refunded to
                 12/01/05) - FGIC Insured

        6,200   Washington, General Obligation Various Purpose Bonds,                 7/12 at 100.00         AAA          6,356,302
                 Series 2003A, 5.000%, 7/01/20 - FGIC Insured

        3,950   Washington State Healthcare Facilities Authority, Revenue            11/08 at 101.00         Aaa          4,012,410
                 Bonds, Swedish Health Services, Series 1998,
                 5.125%, 11/15/22 - AMBAC Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.6%

$       8,000   Pleasants County, West Virginia, Pollution Control Revenue            5/05 at 102.00         AAA     $    8,492,880
                 Bonds, Monongahela Power Company Pleasants Station
                 Project, Series 1995C, 6.150%, 5/01/15 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.4%

        7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding               No Opt. Call         AAA          7,946,820
                 Bonds, Northern States Power Company Project, Series 1996,
                 6.000%, 11/01/21 (Alternative Minimum Tax) - MBIA Insured

       12,750   Milwaukee County, Wisconsin, Airport Revenue Bonds,                  12/10 at 100.00         Aaa         13,278,870
                 Series 2000A, 5.750%, 12/01/25 (Alternative Minimum
                 Tax) - FGIC Insured

        6,250   Wisconsin Health and Educational Facilities Authority,                8/06 at 102.00         AAA          6,734,060
                 Revenue Bonds, Sinai Samaritan Medical Center, Inc.,
                 Series 1996, 5.750%, 8/15/16 - MBIA Insured

        5,000   Wisconsin Health and Educational Facilities Authority,                8/05 at 102.00         AAA          5,355,350
                 Revenue Bonds, Mercy Health System Corporation,
                 Series 1995, 6.125%, 8/15/13 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     770,638   Total Long-Term Investments (cost $739,279,338) - 149.2%                                                776,589,031
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                     12,765,522
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.7)%                                                       (268,900,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  520,454,553
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       39


                            Nuveen Insured Dividend Advantage Municipal Fund (NVG)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.4%

$       5,310   Athens, Alabama, Water and Sewer Revenue Warrants,                    5/12 at 101.00         AAA     $    5,465,477
                 Series 2002, 5.300%, 5/01/32 - MBIA Insured

        3,045   Hoover, Alabama, General Obligation Warrants, Series 2003,            3/12 at 101.00         AAA          3,135,771
                 5.000%, 3/01/20 - MBIA Insured

       10,000   Jefferson County, Alabama, Sewer Revenue Capital                      2/09 at 101.00         AAA         11,153,700
                 Improvement Warrants, Series 1999A, 5.375%, 2/01/36
                 (Pre-refunded to 2/01/09) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 3.4%

       15,000   State of Alaska, International Airport System Revenue Bonds,         10/12 at 100.00         AAA         15,258,600
                 Series 2002B, 5.250%, 10/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.1%

        5,000   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien          7/12 at 100.00         AAA          5,027,650
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 10.2%

       10,000   California State, General Obligation Veterans Welfare Bonds,         12/08 at 101.00           A         10,294,000
                 Series 1997BH, 5.400%, 12/01/14 (Alternative Minimum Tax)

        3,200   State of California, General Obligation Various Purpose Bonds,        9/10 at 100.00         AAA          3,369,952
                 5.250%, 9/01/17 - MBIA Insured

       10,000   California, General Obligation Refunding Bonds, Series 2002,            No Opt. Call         AAA         10,079,200
                 5.000%, 2/01/23 - MBIA Insured

        3,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA          3,026,100
                 Series 2001BZ, 5.375%, 12/01/24 (Alternative Minimum
                 Tax) - MBIA Insured

        7,935   Los Angeles, California, Certificates of Participation, Real          4/12 at 100.00         AAA          8,128,376
                 Property Acquisition Program, Series 2002,
                 5.300%, 4/01/32 - AMBAC Insured

        1,000   Los Angeles Convention and Exhibition Center Authority,              12/05 at 100.00         AAA          1,114,760
                 California, Certificates of Participation, Series 1985,
                 9.000%, 12/01/20 (Pre-refunded to 12/01/05)

        7,500   Northern California Power Agency, Revenue Refunding                   7/08 at 101.00         AAA          7,579,425
                 Bonds, Hydroelectric Project 1, Series 1998A,
                 5.200%, 7/01/32 - MBIA Insured

        2,320   Sacramento Municipal Utility District, California, Electric           8/11 at 100.00         AAA          2,456,996
                 Revenue Bonds, Series 2001P, 5.250%, 8/15/18 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 0.9%

        1,580   Gunnison Watershed School District No. RE 1J, Gunnison                  No Opt. Call         Aaa          1,698,721
                 and Saguahce Counties, Colorado, General Obligation Bonds,
                 Series 2004, 5.000%, 12/01/15 - FSA Insured

                Sand Creek Metropolitan District, Colorado, General Obligation
                Bonds, Series 2004:
        1,095    5.000%, 12/01/13 - XLCA Insured                                        No Opt. Call         AAA          1,170,730
        1,170    5.000%, 12/01/14 - XLCA Insured                                     12/13 at 100.00         AAA          1,241,768


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 16.2%

                Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
        2,305    5.250%, 12/01/17 - MBIA Insured                                     12/13 at 100.00         AAA          2,474,533
        1,480    5.250%, 12/01/18 - MBIA Insured                                     12/13 at 100.00         AAA          1,581,646

       11,600   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA         11,765,068
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative
                 Minimum Tax) - FSA Insured

        6,000   JEA, Florida, Water and Sewer System Revenue Bonds,                   4/07 at 100.00         AAA          6,205,500
                 Series 2002A, 5.500%, 10/01/41 - MBIA Insured

        8,155   Lee County, Florida, Solid Waste System Revenue Refunding            10/11 at 100.00         Aaa          8,731,640
                 Bonds, Series 2001, 5.625%, 10/01/13 (Alternative
                 Minimum Tax) - MBIA Insured

       15,000   Miami-Dade County School Board, Florida, Certificates                   No Opt. Call         AAA         16,223,100
                 of Participation, Series 2003A, 5.000%, 8/01/27 (Mandatory
                 put 8/01/08) - MBIA Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

                Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
                International Airport, Series 2002:
$       7,165    5.625%, 10/01/15 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA     $    7,760,985
        5,600    5.750%, 10/01/16 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA          6,095,656
       10,000    5.125%, 10/01/21 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA         10,183,700
        2,000    5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA          2,051,200


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.4%

        1,695   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA          1,730,714
                 Mortgage Bonds, Series 2002B-2, 5.500%, 6/01/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.0%

       10,000   Village of Bolingbrook, Illinois, General Obligation Bonds,           1/12 at 100.00         AAA         10,264,600
                 Series 2002A, 5.375%, 1/01/38 - FGIC Insured

        5,000   Chicago, Illinois, General Obligation Project and Refunding
                 Bonds, Series 2001A, 5.500%, 1/01/38 - MBIA Insured                  1/11 at 101.00         AAA          5,200,850

                Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
                Bonds, O'Hare International Airport, Series 2001C:
        4,250    5.500%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,519,960
        4,485    5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,749,032
        4,730    5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,980,312
        2,930    5.500%, 1/01/19 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          3,075,416

        3,000   Chicago, Illinois, General Airport Third Lien Revenue Refunding       1/12 at 100.00         AAA          3,239,550
                 Bonds, O'Hare International Airport, Series 2002A,
                 5.750%, 1/01/17 (Alternative Minimum Tax) - MBIA Insured

       12,765   Chicago, Illinois, Revenue Bonds, Skyway Toll Bridge,                 1/07 at 102.00         AAA         13,443,843
                 Series 1996, 5.500%, 1/01/23 - MBIA Insured

        4,000   Cicero, Cook County, Illinois, General Obligation Corporate          12/12 at 101.00         AAA          4,093,160
                 Purpose Bonds, Series 2002, 5.000%, 12/01/21 - MBIA Insured

        1,500   DuPage County Community School District 200, Wheaton,                10/13 at 100.00         Aaa          1,561,575
                 Illinois, General Obligation Bonds, Series 2003C,
                 5.250%, 10/01/22 - FSA Insured

        5,000   Illinois, General Obligation Bonds, Illinois FIRST Program,           4/12 at 100.00         AAA          5,158,200
                 Series 2002, 5.250%, 4/01/23

        2,700   University of Illinois, Certificates of Participation,                8/11 at 100.00         AAA          2,957,607
                 Utility Infrastructure Projects, Series 2001A, 5.000%, 8/15/20
                 (Pre-refunded to 8/15/11) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 16.6%

        3,380   Evansville, Indiana, Sewage Works Revenue Refunding                   7/13 at 100.00         AAA          3,478,730
                 Bonds, Series 2003A, 5.000%, 7/01/20 - AMBAC Insured

                Indiana Bond Bank, Special Program Bonds, Hendricks County
                Redevelopment District, Series 2002D:
        2,500    5.375%, 4/01/23 - AMBAC Insured                                      4/12 at 100.00         AAA          2,607,900
        7,075    5.250%, 4/01/26 - AMBAC Insured                                      4/12 at 100.00         AAA          7,210,062
        7,000    5.250%, 4/01/30 - AMBAC Insured                                      4/12 at 100.00         AAA          7,115,290

       10,000   Indiana Health Facility Financing Authority, Hospital Revenue         7/12 at 100.00         AAA         10,148,500
                 Bonds, Marion General Hospital Project, Series 2002,
                 5.250%, 7/01/32 - AMBAC Insured

       25,000   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA         25,505,500
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 -
                 MBIA Insured

                New Albany-Floyd County School Building Corporation,
                Indiana, First Mortgage Bonds, Series 2002:
        2,500    5.750%, 7/15/17 - FGIC Insured                                       7/12 at 100.00         AAA          2,780,450
        3,810    5.750%, 7/15/20 - FGIC Insured                                       7/12 at 100.00         AAA          4,206,164

                Northern Wells Community School Building Corporation, Wells
                County, Indiana, First Mortgage Bonds, Series 2001:
          420    5.250%, 1/15/19 - FGIC Insured                                       7/12 at 100.00         AAA            440,362
          430    5.250%, 7/15/19 - FGIC Insured                                       7/12 at 100.00         AAA            450,846
        1,675    5.400%, 7/15/23 - FGIC Insured                                       7/12 at 100.00         AAA          1,754,077

        6,960   Valparaiso Middle Schools Building Corporation, Indiana,              1/13 at 100.00         AAA          6,986,309
                 First Mortgage Refunding Bonds, Series 2002,
                 5.000%, 7/15/24 - MBIA Insured

        2,490   Whitley County Middle School Building Corporation,                    7/13 at 100.00         AAA          2,589,525
                 Columbia City, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 1/15/18 - FSA Insured


                                       41


                            Nuveen Insured Dividend Advantage Municipal Fund (NVG) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.7%

$       3,085   City of New Orleans, Louisiana, General Obligation Refunding          9/12 at 100.00         AAA     $    3,193,098
                 Bonds, Series 2002, 5.125%, 9/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.5%

        5,000   Massachusetts, General Obligation Bonds, Consolidated                 8/14 at 100.00         AAA          5,106,300
                 Loan, Series 2004B, 5.000%, 8/01/22 - AMBAC Insured

       10,000   Massachusetts, Special Obligation Refunding Notes,                      No Opt. Call         Aaa         10,683,100
                 Federal Highway Grant Anticipation Note Program,
                 Series 2003A, 5.000%, 12/15/13 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.5%

       10,000   Detroit, Michigan, Sewerage Disposal System Revenue                   1/10 at 101.00         AAA         11,398,400
                 Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded to
                 1/01/10) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.0%

        8,735   St. Louis, Missouri, Airport Revenue Bonds, Airport Development       7/11 at 100.00         AAA          8,867,248
                 Program, Series 2001A, 5.250%, 7/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.5%

                Municipal Energy Agency of Nebraska, Power Supply System
                Revenue Bonds, Series 2003A:
        1,000    5.250%, 4/01/20 - FSA Insured                                        4/13 at 100.00         AAA          1,054,190
        1,000    5.250%, 4/01/21 - FSA Insured                                        4/13 at 100.00         AAA          1,049,690


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.2%

        9,810   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA         10,029,646
                 Bonds, Series 2002C, 5.000%, 6/15/21 - MBIA Insured

        8,750   Truckee Meadows Water Authority, Nevada, Water Revenue                7/11 at 100.00         AAA          8,895,600
                 Bonds, Series 2001A, 5.250%, 7/01/34 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.1%

                Bernards Township School District, Somerset County,
                New Jersey, General Obligation Bonds, Series 2004:
        2,345    5.000%, 1/01/15 - FGIC Insured                                       1/14 at 100.00         AAA          2,505,187
        2,465    5.000%, 1/01/16 - FGIC Insured                                       1/14 at 100.00         AAA          2,615,217


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 2.2%

       10,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA         10,017,000
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.000%, 11/15/30 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

        2,435   North Carolina Medical Care Commission, FHA-Insured                  10/13 at 100.00         AAA          2,550,346
                 Mortgage Revenue Bonds, Betsy Johnson Regional Hospital
                 Project, Series 2003, 5.375%, 10/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 6.1%

        4,725   Oregon City School District No. 62, Clackamas County,                 6/14 at 100.00         AAA          5,039,969
                 Oregon, General Obligation Bonds, Series 2004,
                 5.000%, 6/15/15 - FSA Insured

                State of Oregon, General Obligation Veterans Welfare Bonds,
                Series 2002-82:
        9,570    5.375%, 12/01/31                                                    12/11 at 100.00          AA          9,736,422
        5,465    5.500%, 12/01/42                                                    12/11 at 100.00          AA          5,578,453

                Oregon Department of Administrative Services, State Lottery
                Revenue Bonds, Series 2004A:
        2,970    5.000%, 4/01/16 - FSA Insured                                        4/14 at 100.00         AAA          3,179,712
        1,615    5.000%, 4/01/17 - FSA Insured                                        4/14 at 100.00         AAA          1,719,555

        2,085   Salem-Keizer School District No. 24J, Marion County, Oregon,          6/14 at 100.00         AAA          2,183,621
                 General Obligation Bonds, Series 2004, 5.000%, 6/15/18 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 5.0%

        4,500   Allegheny County, Pennsylvania, Airport Revenue Refunding               No Opt. Call         AAA          4,871,250
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.750%, 1/01/13 (Alternative Minimum Tax) - MBIA Insured

        5,000   Pennsylvania Higher Educational Facilities Authority, Revenue         7/08 at 100.00         AAA          5,175,050
                 Bonds, University of Pennsylvania, Series 1998,
                 5.500%, 7/15/38 - MBIA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$       1,000   Pennsylvania Higher Educational Facilities Authority,                11/13 at 100.00          AA     $    1,042,930
                 Revenue Bonds, Lycoming College, Series 2003-AA2,
                 5.250%, 11/01/16 - RAAI Insured

                Philadelphia, Pennsylvania, General Obligation Bonds,
                Series 2003A:
        3,090    5.250%, 2/15/14 - XLCA Insured                                       2/13 at 100.00         AAA          3,343,967
        1,000    5.250%, 2/15/15 - XLCA Insured                                       2/13 at 100.00         AAA          1,076,080

                Philadelphia Municipal Authority, Pennsylvania, Lease Revenue
                Bonds, Series 2003B:
        3,540    5.250%, 11/15/16 - FSA Insured                                      11/13 at 100.00         AAA          3,793,712
        2,000    5.250%, 11/15/18 - FSA Insured                                      11/13 at 100.00         AAA          2,124,060

        1,000   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA          1,017,860
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.8%

                Greenville, South Carolina, Tax Increment Revenue Improvement
                Bonds, Series 2003:
        1,000    5.500%, 4/01/17 - MBIA Insured                                       4/13 at 100.00         AAA          1,095,450
        2,300    5.000%, 4/01/21 - MBIA Insured                                       4/13 at 100.00         AAA          2,362,376


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 7.9%

       10,000   Memphis and Shelby County Sports Authority, Inc., Tennessee,         11/12 at 100.00         AAA         10,127,200
                 Revenue Bonds, Memphis Arena, Series 2002A,
                 5.125%, 11/01/28 - AMBAC Insured

       10,000   Memphis and Shelby County Sports Authority, Inc., Tennessee,         11/12 at 100.00         AAA         10,125,800
                 Revenue Bonds, Memphis Arena, Series 2002B,
                 5.125%, 11/01/29 - AMBAC Insured

       15,195   Tennessee State School Bond Authority, Higher Educational             5/12 at 100.00         AAA         15,545,549
                 Facilities Bonds, Second Program, Series 2002A,
                 5.250%, 5/01/32 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 27.0%

        3,500   Dallas-Fort Worth International Airport, Texas, Joint Revenue        11/11 at 100.00         AAA          3,783,605
                 Refunding and Improvement Bonds, Series 2001A,
                 5.750%, 11/01/13 (Alternative Minimum Tax) - FGIC Insured

       10,000   Gainesville Hospital District, Texas, General Obligation              8/11 at 100.00         AAA         10,191,100
                 Limited Tax Bonds, Series 2002, 5.375%, 8/15/32 -
                 MBIA Insured

        3,645   Galveston, Texas, General Obligation Refunding Bonds,                   No Opt. Call         AAA          3,799,657
                 Series 2001A, 5.250%, 5/01/21 - AMBAC Insured

                Harris County Health Facilities Development Corporation, Texas,
                Thermal Utility Revenue Bonds, TECO Project, Series 2003:
        2,240    5.000%, 11/15/16 - MBIA Insured                                     11/13 at 100.00         AAA          2,337,552
        2,355    5.000%, 11/15/17 - MBIA Insured                                     11/13 at 100.00         AAA          2,440,863

       13,000   Houston Area Water Corporation, Texas, City of Houston                3/12 at 100.00         AAA         13,074,880
                 Contract Revenue Bonds, Northeast Water Purification Plant
                 Project, Series 2002, 5.125%, 3/01/32 - FGIC Insured

        2,500   Houston Higher Education Finance Corporation, Texas,                 11/09 at 101.00         AAA          2,546,400
                 Revenue Bonds, Rice University Project, Series 1999A,
                 5.375%, 11/15/29

        4,345   San Antonio, Texas, Water System Senior Lien Revenue                  5/12 at 100.00         AAA          4,718,062
                 Refunding Bonds, Series 2002, 5.500%, 5/15/17 - FSA Insured

        9,145   State of Texas, General Obligation Bonds, Veterans Housing            6/12 at 100.00         Aa1          9,340,886
                 Assistance Program Fund II, Series 2002A-1,
                 5.250%, 12/01/22 (Alternative Minimum Tax)

        7,020   Texas Department of Housing and Community Affairs,                    7/11 at 100.00         AAA          7,081,004
                 Residential Mortgage Revenue Bonds, Series 2001A,
                 5.350%, 7/01/33 (Alternative Minimum Tax)

                Texas Public Finance Authority, Revenue Bonds, Texas
                Southern University Financing System, Series 2002:
        3,520    5.125%, 11/01/20 - MBIA Insured                                      5/12 at 100.00         Aaa          3,639,469
        3,520    5.125%, 11/01/21 - MBIA Insured                                      5/12 at 100.00         Aaa          3,625,213

        8,840   Texas Department of Housing and Community Affairs,                    3/12 at 100.00         AAA          9,011,319
                 Single Family Mortgage Bonds, Series 2002B,
                 5.550%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured

                Texas Student Housing Authority, Student Housing Revenue Bonds,
                Austin, Texas Project, Senior Series 2001A:
        9,400    5.375%, 1/01/23 - MBIA Insured                                       1/12 at 102.00         Aaa          9,876,674
       11,665    5.500%, 1/01/33 - MBIA Insured                                       1/12 at 102.00         Aaa         12,276,129


                                       43


                            Nuveen Insured Dividend Advantage Municipal Fund (NVG) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       5,000   Texas Water Development Board, Senior Lien State Revolving            1/10 at 100.00         AAA     $    5,288,400
                 Fund Revenue Bonds, Series 1999B, 5.250%, 7/15/17

                Williamson County, Texas, General Obligation Bonds,
                Series 2002:
        3,500    5.200%, 2/15/21 - FSA Insured                                        2/12 at 100.00         AAA          3,625,755
        3,000    5.250%, 2/15/22 - FSA Insured                                        2/12 at 100.00         AAA          3,103,440
        7,340    5.250%, 2/15/23 - FSA Insured                                        2/12 at 100.00         AAA          7,564,090
        5,000    5.250%, 2/15/25 - FSA Insured                                        2/12 at 100.00         AAA          5,116,700


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 14.4%

        7,675   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA          8,304,427
                 Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 -
                 MBIA Insured

        6,600   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA          6,971,712
                 Bonds, Columbia Generating Station, Series 2002B,
                 5.350%, 7/01/18 - FSA Insured

        4,200   Lake Washington School District No. 414, King County,                12/14 at 100.00         AAA          4,431,294
                 Washington, General Obligation Bonds, Series 2004,
                 5.000%, 12/01/16 - FSA Insured

        2,500   Port of Seattle, Washington, Revenue Refunding Bonds,                11/12 at 100.00         AAA          2,731,700
                 Series 2002D, 5.750%, 11/01/15 (Alternative Minimum
                 Tax) - FGIC Insured

        2,200   Everett School District No. 2, Snohomish County,                     12/13 at 100.00         AAA          2,299,616
                 Washington, General Obligation Bonds, Series 2003B,
                 5.000%, 6/01/17 - FSA Insured

        3,255   Thurston and Pierce Counties School District, Washington,             6/13 at 100.00         Aaa          3,496,847
                 General Obligation Bonds, Yelm Community Schools,
                 Series 2003, 5.250%, 12/01/16 - FSA Insured

                Washington State Economic Development Finance Authority,
                Wastewater Revenue Bonds, LOTT Project, Series 2002:
        2,000    5.500%, 6/01/17 - AMBAC Insured                                      6/12 at 100.00         Aaa          2,172,060
        4,325    5.125%, 6/01/22 - AMBAC Insured                                      6/12 at 100.00         Aaa          4,425,946

       15,000   Washington State Healthcare Facilities Authority, Revenue             8/13 at 102.00         AAA         14,909,100
                 Bonds, Harrison Memorial Hospital, Series 1998,
                 5.000%, 8/15/28 - AMBAC Insured

       10,000   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         Aaa         10,036,300
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.125%, 10/01/31 - AMBAC Insured

        5,170   Whitman County School District No. 267, Pullman, Washington,          6/12 at 100.00         Aaa          5,306,385
                 General Obligation Bonds, Series 2002, 5.000%, 12/01/20 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.2%

        6,205   Wisconsin Housing and Economic Development Authority,                 3/12 at 100.00          AA          6,316,193
                 Home Ownership Revenue Bonds, Series 2002E,
                 5.250%, 9/01/22 (Alternative Minimum Tax)

       11,950   State of Wisconsin, Transportation Revenue Refunding                  7/12 at 100.00         AAA         12,519,175
                 Bonds, Series 2002-1, 5.125%, 7/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

$     652,050   Total Long-Term Investments (cost $655,863,484) - 149.9%                                                676,988,779
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      7,544,650
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.6)%                                                       (233,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  451,533,429
                ====================================================================================================================


                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue
                    Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
                    Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       44

                            Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 9.0%

$       5,655   Colbert County-Northwest Health Care Authority, Alabama,              6/13 at 101.00        Baa3     $    5,321,355
                 Revenue Bonds, Helen Keller Hospital, Series 2003,
                 5.750%, 6/01/27

        3,100   Huntsville Health Care Authority, Alabama, Revenue Bonds,             5/12 at 102.00         AAA          3,260,611
                 Series 1998A, 5.400%, 6/01/22 - MBIA Insured

        2,000   Huntsville, Alabama, Public Building Authority Lease Revenue         10/12 at 101.00         AAA          2,003,640
                 Bonds, Municipal Justice and Public Safety Center,
                 Series 2002, 5.000%, 10/01/29 - MBIA Insured

        6,280   Jefferson County, Alabama, Sewer Revenue Capital                      8/12 at 100.00         AAA          6,839,862
                 Improvement Warrants, Series 2002D, 5.000%, 2/01/32
                 (Pre-refunded to 8/01/12) - FGIC Insured

        1,750   Montgomery, Alabama, General Obligation Warrants,                     5/12 at 101.00         AAA          1,795,290
                 Series 2003, 5.000%, 5/01/21 - AMBAC Insured

        4,500   Sheffield, Alabama, Electric Revenue Warrants,                        7/13 at 100.00         Aaa          4,722,570
                 Series 2003, 5.500%, 7/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 3.8%

       10,000   Maricopa County, Arizona, Pollution Control Corporation              11/12 at 100.00         AAA         10,068,000
                 Revenue Bonds, Arizona Public Service Company Palo
                 Verde Project, Series 2002A, 5.050%, 5/01/29 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 29.4%

       13,500   California, General Obligation Refunding Bonds, Series 2002,          4/12 at 100.00         AAA         13,722,345
                 5.250%, 4/01/30 - XLCA Insured

        7,500   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00         AAA          7,406,775
                 5.000%, 4/01/31 - AMBAC Insured

       26,300   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA         26,280,801
                 Department of General Services, Capital East End,
                 Series 2002A, 5.000%, 12/01/27 - AMBAC Insured

        2,910   Cathedral City, California, Public Financing Authority,               8/12 at 102.00         AAA          2,915,558
                 Tax Allocation Bonds, Housing Set-Aside, Series 2002D,
                 5.000%, 8/01/26 - MBIA Insured

        2,500   Irvine, California, Public Facilities and Infrastructure Authority,   9/04 at 103.00         AAA          2,483,000
                 Assessment Revenue Bonds, Series 2003C, 5.000%, 9/02/23 -
                 AMBAC Insured

        4,000   Montara Sanitary District, California, General Obligation Bonds,      8/11 at 101.00         AAA          4,007,040
                 Series 2003, 5.000%, 8/01/28 - FGIC Insured

        2,000   Northern California Power Agency, Revenue Refunding Bonds,            7/08 at 101.00         AAA          1,992,900
                 Hydroelectric Project 1, Series 1998A, 5.000%, 7/01/28 -
                 MBIA Insured

                Plumas County, California, Certificates of Participation,
                Series 2003A, Capital Improvement Program:
        1,130    5.250%, 6/01/19 - AMBAC Insured                                      6/13 at 101.00         AAA          1,194,772
        1,255    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 101.00         AAA          1,313,483

        1,210   Redding, California, Joint Power Financing Authority, Lease           3/13 at 100.00         AAA          1,222,814
                 Revenue Bonds, Capital Projects, Series 2003A,
                 5.000%, 3/01/23 - AMBAC Insured

        3,750   Sacramento Municipal Utility District, California, Electric Revenue   8/13 at 100.00         AAA          3,756,638
                 Bonds, Series 2003R, 5.000%, 8/15/28 - MBIA Insured

        1,500   San Diego Community College District, California, General             5/13 at 100.00         AAA          1,502,685
                 Obligation Bonds, Series 2003A, 5.000%, 5/01/28 -
                 FSA Insured

        3,000   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA          2,978,670
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/32 - MBIA Insured

        1,055   Turlock Irrigation District, California, Certificates of              1/13 at 100.00         AAA          1,051,297
                 Participation, Series 2003A, 5.000%, 1/01/28 - MBIA Insured

        6,300   University of California, Revenue Bonds, Multi-Purpose Projects,      5/13 at 100.00         AAA          6,285,447
                 Series 2003A, 5.000%, 5/15/33 - AMBAC Insured


                                       45


                            Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.8%

                Bowles Metropolitan District, Colorado, General Obligation
                Bonds, Series 2003:
$       4,300    5.500%, 12/01/23 - FSA Insured                                      12/13 at 100.00         AAA     $    4,643,828
        3,750    5.500%, 12/01/28 - FSA Insured                                      12/13 at 100.00         AAA          3,981,000

        1,450   Colorado Educational and Cultural Facilities Authority,               8/14 at 100.00         AAA          1,481,697
                 Charter School Revenue Bonds, Peak to Peak Charter
                 School, Series 2004, 5.250%, 8/15/24 - XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.1%

        3,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1          3,045,810
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/27


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.4%

        3,825   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales          1/13 at 100.00         AAA          3,827,410
                 Tax Revenue Bonds, Second Indenture Series 2002,
                 5.000%, 7/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 3.9%

        1,310   Cook County School District No. 100, Berwyn South, Illinois,         12/13 at 100.00         Aaa          1,373,797
                 General Obligation Refunding Bonds, Series 2003B,
                 5.250%, 12/01/21 - FSA Insured

                Cook County School District No. 145 Arbor Park, Illinois,
                General Obligation Bonds, Series 2004:
        3,285    5.125%, 12/01/20 (WI, settling 5/13/04) - FSA Insured               12/14 at 100.00         Aaa          3,427,273
        2,940    5.125%, 12/01/23 (WI, settling 5/13/04) - FSA Insured               12/14 at 100.00         Aaa          3,015,264

        2,500   Illinois Health Facilities Authority, Revenue Bonds, Lake             7/13 at 100.00          A-          2,529,750
                 Forest Hospital, Series 2003, 5.250%, 7/01/23


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 8.8%

        2,500   Evansville, Indiana, Sewage Works Revenue Refunding Bonds,            7/13 at 100.00         AAA          2,533,800
                 Series 2003A, 5.000%, 7/01/23 - AMBAC Insured

        2,190   Indiana Bond Bank, Common School Fund, Advance Purchase               8/13 at 100.00         AAA          2,256,094
                 Funding Bonds, Series 2003B, 5.000%, 8/01/19 - MBIA Insured

        1,000   Indiana University, Student Fee Revenue Bonds, Series 2003O,          8/13 at 100.00         AAA          1,014,350
                 5.000%, 8/01/22 - FGIC Insured

                IPS Multi-School Building Corporation, Indiana, First Mortgage
                Bonds, Series 2003:
       11,020    5.000%, 7/15/19 - MBIA Insured                                       7/13 at 100.00         AAA         11,368,012
        6,000    5.000%, 7/15/20 - MBIA Insured                                       7/13 at 100.00         AAA          6,162,240


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 2.4%

        6,250   Kansas Development Finance Authority, Revenue Bonds,                  4/13 at 102.00         AAA          6,378,125
                 Board of Regents, Scientific Research and Development
                 Facilities Projects, Series 2003C, 5.000%, 10/01/22 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.5%

        1,325   Commonwealth of Kentucky, State Property and Buildings                8/13 at 100.00         AAA          1,346,995
                 Commission, Project No. 77 Revenue and Refunding Bonds,
                 Series 2003, 5.000%, 8/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.2%

        5,785   City of New Orleans, Louisiana, General Obligation Refunding         12/12 at 100.00         AAA          5,967,864
                 Bonds, Series 2002, 5.300%, 12/01/27 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.9%

        9,000   Massachusetts Bay Transportation Authority, Senior Sales Tax          7/12 at 100.00         AAA          9,032,940
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/27 -
                 FGIC Insured

        1,125   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00          A1          1,139,085
                 Bonds, Middlesex School, Series 2003, 5.125%, 9/01/23

        3,000   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA          2,964,090
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 11.9%

        6,130   Detroit, Michigan, Water Supply System Senior Lien Revenue            7/13 at 100.00         AAA          6,212,878
                 Bonds, Series 2003A, 5.000%, 7/01/23 - MBIA Insured

        4,465   City of Detroit, Michigan, Water Supply System Senior Lien            7/13 at 100.00         AAA          4,545,236
                 Revenue Refunding Bonds, Series 2003C, 5.000%, 7/01/22 -
                 MBIA Insured


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

$         955   Grand Rapids Community College, Kent County, Michigan,                5/13 at 100.00         AAA     $    1,018,832
                 General Obligation Refunding Bonds, Series 2003,
                 5.250%, 5/01/18 - AMBAC Insured

       10,800   Michigan Strategic Fund, Resource Recovery Limited Obligation        12/12 at 100.00         AAA         10,930,788
                 Revenue Refunding Bonds, Detroit Edison Company,
                 Series 2002D, 5.250%, 12/15/32 - XLCA Insured

        2,250   Romulus Community Schools, County of Wayne, State                     5/11 at 100.00         AA+          2,304,900
                 of Michigan, General Obligation Refunding Bonds,
                 Series 2001, 5.250%, 5/01/25

        6,500   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA          6,506,435
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.000%, 12/01/30 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.8%

        2,000   Metropolitan Saint Louis Sewer District, Missouri,                    5/14 at 100.00         AAA          2,005,000
                 Wastewater System Revenue Bonds, Series 2004A,
                 5.000%, 5/01/34 (WI, settling 5/06/04) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.9%

        5,105   Forsyth, Rosebud County, Montana, Pollution Control                   3/13 at 101.00         AAA          5,118,426
                 Revenue Refunding Bonds, Puget Sound Energy,
                 Series 2003A, 5.000%, 3/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9%

        5,000   Lincoln, Nebraska, Sanitary Sewer System Revenue Refunding            6/13 at 100.00         AAA          5,020,100
                 Bonds, Series 2003, 5.000%, 6/15/28 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 0.9%

        2,315   Clark County, Nevada, Airport System Subordinated Lien                7/11 at 100.00         AAA          2,334,677
                 Revenue Bonds, Series 2001B, 5.200%, 7/01/31 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.4%

       25,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA         25,025,250
                 Revenue Refunding Bonds, Series 2002F, 5.000%, 11/15/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 4.5%

        8,700   North Carolina Medical Care Commission, Revenue Bonds,               10/13 at 100.00          AA          8,828,064
                 Maria Parham Medical Center, Series 2003,
                 5.375%, 10/01/33 - RAAI Insured

        3,000   North Carolina Infrastructure Finance Corporation,                    2/14 at 100.00         AA+          3,103,980
                 Certificates of Participation, Correctional Facilities,
                 Series 2004A, 5.000%, 2/01/19


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.9%

        9,350   Oregon Health Sciences University, Revenue Bonds,                     1/13 at 100.00         AAA          9,368,887
                 Series 2002A, 5.000%, 7/01/32 - MBIA Insured

        1,000   Sunrise Water Authority, Oregon, Water Revenue Bonds,                 3/14 at 100.00         AAA          1,037,310
                 Series 2004, 5.000%, 3/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 8.6%

        3,000   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB          2,880,180
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        2,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds,                  8/13 at 100.00         AAA          1,990,540
                 General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 -
                 FSA Insured

        5,000   City of Philadelphia, Pennsylvania, Water and Wastewater              8/07 at 102.00         AAA          5,038,750
                 Revenue Bonds, Series 1997A, 5.125%, 8/01/27 -
                 AMBAC Insured

       13,000   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA         12,950,080
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/33 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 9.9%

        5,000   Florence County, South Carolina, Hospital Revenue Bonds,             11/14 at 100.00         AAA          5,140,250
                 McLeod Regional Medical Center Project, Series 2004A,
                 5.250%, 11/01/23 - FSA Insured

                Greenville County School District, South Carolina, Installment
                Purchase Revenue Bonds, Series 2003:
        3,000    5.000%, 12/01/22                                                    12/13 at 100.00         AA-          2,976,570
        1,785    5.000%, 12/01/23                                                    12/13 at 100.00         AA-          1,761,884

        1,365   Myrtle Beach, South Carolina, Water and Sewer System                  3/13 at 100.00         AAA          1,466,133
                 Revenue Refunding Bonds, Series 2003, 5.375%, 3/01/19 -
                 FGIC Insured


                                       47


                            Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA (continued)

$      15,000   South Carolina Transportation Infrastructure Bank, Revenue           10/12 at 100.00         Aaa     $   15,004,500
                 Bonds, Series 2002A, 5.000%, 10/01/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 12.2%

        7,975   Fort Bend Independent School District, Fort Bend County,              8/10 at 100.00         AAA          7,976,515
                 Texas, General Obligation Bonds, Series 2000, 5.000%, 8/15/25

       12,500   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA         12,580,750
                 Texas, General Obligation Bonds, Series 2003,
                 5.125%, 2/15/31 - FSA Insured

        5,515   Houston, Texas, General Obligation Refunding Bonds,                   3/12 at 100.00         AAA          5,761,190
                 Series 2002, 5.250%, 3/01/20 - MBIA Insured

        5,850   Katy Independent School District, Harris Fort Bend, and               2/12 at 100.00         AAA          6,102,135
                 Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.125%, 2/15/18


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.6%

        1,500   Hampton, Virginia, Convention Center Revenue Bonds,                   1/13 at 100.00         AAA          1,522,095
                 Series 2002, 5.125%, 1/15/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.1%

        4,945   Broadway Office Properties, King County, Washington,                 12/12 at 100.00         AAA          4,882,792
                 Lease Revenue Bonds, Washington Project, Series 2002,
                 5.000%, 12/01/31 - MBIA Insured

        5,250   Chelan County Public Utility District 1, Washington, Hydro            7/12 at 100.00         AAA          5,261,078
                 Consolidated System Revenue Bonds, Series 2002C,
                 5.125%, 7/01/33 - AMBAC Insured

        2,135   Kitsap County Consolidated Housing Authority, Washington,             7/13 at 100.00         Aaa          2,151,269
                 Revenue Bonds, Bremerton Government Center Project,
                 Series 2003, 5.000%, 7/01/23 - MBIA Insured

        1,935   Pierce County School District No. 343, Dieringer, Washington,         6/13 at 100.00         Aaa          2,071,224
                 General Obligation Bonds, Series 2003 Refunding,
                 5.250%, 12/01/17 - FSA Insured

        9,670   Washington, General Obligation Bonds, Series 2003D,                   6/13 at 100.00         AAA          9,892,894
                 5.000%, 12/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.2%

        3,000   West Virginia State Building Commission, Lease Revenue                  No Opt. Call         AAA          3,249,540
                 Refunding Bonds, Regional Jail Project, Series 1998A,
                 5.375%, 7/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.2%

        4,750   Wisconsin Health and Educational Facilities Authority,                8/08 at 102.00         AAA          4,845,570
                 Revenue Refunding Bonds, Wausau Hospital, Inc.,
                 Series 1998A, 5.125%, 8/15/20 - AMBAC Insured

        3,000   Wisconsin Health and Educational Facilities Authority,                  No Opt. Call         AAA          3,383,670
                 Revenue Bonds, Meriter Hospital, Inc., Series 1992A,
                 6.000%, 12/01/22 - FGIC Insured

        3,600   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          3,530,124
                 Revenue Bonds, Wheaton Franciscan Services, Inc.,
                 Series 2003A, 5.125%, 8/15/33

        4,605   Wisconsin Health and Educational Facilities Authority,                9/13 at 100.00          A-          4,624,247
                 Revenue Bonds, Franciscan Sisters of Christian Charity
                 HealthCare Ministry, Series 2003A, 5.875%, 9/01/33
------------------------------------------------------------------------------------------------------------------------------------
$     404,700   Total Long-Term Investments (cost $405,871,399) - 154.2%                                                410,019,720
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.1)%                                                                     (137,330)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.1)%                                                       (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  265,882,390
                ====================================================================================================================


                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue
                    Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
                    Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       48


                Statement of
                       ASSETS AND LIABILITIES April 30, 2004 (Unaudited)
                                                                                                            INSURED         INSURED
                                     INSURED           INSURED           PREMIER  INSURED PREMIUM          DIVIDEND        TAX-FREE
                                     QUALITY       OPPORTUNITY    INSURED INCOME         INCOME 2         ADVANTAGE       ADVANTAGE
                                       (NQI)             (NIO)             (NIF)            (NPX)             (NVG)           (NEA)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
   (cost $847,650,896,
   $1,800,766,031,
   $428,710,434,
   $739,279,338,
   $655,863,484 and
   $405,871,399,
   respectively)                $891,587,366    $1,911,353,491      $452,772,327     $776,589,031      $676,988,779    $410,019,720
Cash                                      --                --                --               --                --       2,193,430
Receivables:
   Interest                       12,822,981        30,330,838         7,694,085       14,195,671         9,887,565       6,261,650
   Investments sold                1,375,950         2,106,791         8,460,579        5,067,230                --              --
Other assets                          32,002            77,174             7,046           55,479            11,501           4,240
------------------------------------------------------------------------------------------------------------------------------------
      Total assets               905,818,299     1,943,868,294       468,934,037      795,907,411       686,887,845     418,479,040
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                     2,097,655         4,602,474         7,937,141        5,850,053         2,074,356              --
Payable for investments purchased         --         1,108,380         1,419,337               --                --       8,423,947
Accrued expenses:
   Management fees                   467,275           982,667           242,221          409,817           186,658         107,753
   Other                             138,465           272,609            80,138          271,049            76,756          54,998
Preferred share dividends payable     25,944            46,238            11,342           21,939            16,646           9,952
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities           2,729,339         7,012,368         9,690,179        6,552,858         2,354,416       8,596,650
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value             318,000,000       680,000,000       161,000,000      268,900,000       233,000,000     144,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                $585,088,960    $1,256,855,926      $298,243,858     $520,454,553      $451,533,429    $265,882,390
====================================================================================================================================
Common shares outstanding         38,160,827        81,138,036        19,411,049       37,353,512        29,807,822      18,512,923
====================================================================================================================================
Net asset value per Common
   share outstanding (net
   assets applicable to
   Common shares, divided by
   Common shares outstanding)   $      15.33    $        15.49      $      15.36     $      13.93      $      15.15    $      14.36
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                    $    381,608    $      811,380      $    194,110     $    373,535      $    298,078    $    185,129
Paid-in surplus                  532,408,493     1,128,874,276       269,330,308      491,866,710       423,486,894     261,493,821
Undistributed
   (Over-distribution of)
   net investment income           7,678,711        17,104,637         2,980,794        5,723,050         2,708,104        (318,796)
Accumulated net realized gain
   (loss) from investments           683,678          (521,827)        1,676,753      (14,818,435)        3,915,058         373,915
Net unrealized appreciation
   of investments                 43,936,470       110,587,460        24,061,893       37,309,693        21,125,295       4,148,321
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                $585,088,960    $1,256,855,926      $298,243,858     $520,454,553      $451,533,429    $265,882,390
====================================================================================================================================
Authorized shares:
   Common                        200,000,000       200,000,000       200,000,000        Unlimited         Unlimited       Unlimited
   Preferred                       1,000,000         1,000,000         1,000,000        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                Statement of
                    OPERATIONS Six Months Ended April 30, 2004 (Unaudited)
                                                                                                            INSURED         INSURED
                                     INSURED           INSURED           PREMIER  INSURED PREMIUM          DIVIDEND        TAX-FREE
                                     QUALITY       OPPORTUNITY    INSURED INCOME         INCOME 2         ADVANTAGE       ADVANTAGE
                                       (NQI)             (NIO)             (NIF)            (NPX)             (NVG)           (NEA)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME               $ 24,272,963      $ 50,185,118       $11,936,209     $ 20,548,904       $16,870,362     $10,096,014
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                    2,874,785         6,048,126         1,489,571        2,520,485         2,196,192       1,333,393
Preferred shares - auction fees      396,411           847,671           200,699          335,204           290,452         179,507
Preferred shares - dividend
  disbursing agent fees               24,932            34,904            14,959           24,932            14,959           9,973
Shareholders' servicing agent
  fees and expenses                   51,786            86,727            20,605           31,567             5,350           3,615
Custodian's fees and expenses         91,446           191,370            49,827           87,512            71,301          43,486
Directors'/Trustees' fees
  and expenses                         6,891            19,343             3,797            8,379             7,972           4,503
Professional fees                     18,757            35,895            11,810           17,717            20,568          14,067
Shareholders' reports - printing
  and mailing expenses                45,909           117,791            25,025           43,470            36,756          26,570
Stock exchange listing fees            7,959            15,195             7,784            7,716             1,296             978
Investor relations expense            34,787            81,352            22,408           19,337            32,943          22,204
Portfolio insurance expense           15,326            32,084                --            3,366                --              --
Other expenses                        28,355            46,353            16,379           20,493            16,701          11,044
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
    fee credit and
    expense reimbursement          3,597,344         7,556,811         1,862,864        3,120,178         2,694,490       1,649,340
  Custodian fee credit               (10,464)          (13,274)           (8,803)         (14,391)           (8,337)         (3,265)
  Expense reimbursement                   --                --                --               --        (1,049,046)       (670,763)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                       3,586,880         7,543,537         1,854,061        3,105,787         1,637,107         975,312
------------------------------------------------------------------------------------------------------------------------------------
Net investment income             20,686,083        42,641,581        10,082,148       17,443,117        15,233,255       9,120,702
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
   FROM INVESTMENTS
Net realized gain from investments   682,831             3,779         1,699,610        1,977,830         3,916,239         375,435
Change in net unrealized
   appreciation
   (depreciation)
   of investments                (13,444,713)      (30,308,019)       (7,550,519)     (13,333,856)       (9,911,288)     (3,555,376)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments (12,761,882)      (30,304,240)       (5,850,909)     (11,356,026)       (5,995,049)     (3,179,941)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED
  SHAREHOLDERS
From net investment income        (1,316,175)       (2,837,554)         (670,838)      (1,156,675)         (943,943)       (651,773)
From accumulated net realized
   gains from investments           (114,034)         (149,437)          (26,521)              --          (140,030)         (7,435)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common
   shares from distributions
   to Preferred shareholders      (1,430,209)       (2,986,991)         (697,359)      (1,156,675)       (1,083,973)       (659,208)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from operations       $  6,493,992       $  9,350,350      $ 3,533,880     $  4,930,416       $ 8,154,233     $ 5,281,553
====================================================================================================================================


                                 See accompanying notes to financial statements.

                Statement of
                       CHANGES IN NET ASSETS (Unaudited)
                                                                        INSURED QUALITY (NQI)           INSURED OPPORTUNITY (NIO)
                                                                   ------------------------------   --------------------------------
                                                                     SIX MONTHS              YEAR       SIX MONTHS             YEAR
                                                                          ENDED             ENDED            ENDED            ENDED
                                                                        4/30/04          10/31/03          4/30/04         10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                              $ 20,686,083      $ 41,802,309   $   42,641,581   $   86,163,989
Net realized gain from investments                                      682,831         1,876,817            3,779        2,436,868
Change in net unrealized appreciation (depreciation)
   of investments                                                   (13,444,713)       (4,019,790)     (30,308,019)      11,623,684
Distributions to Preferred Shareholders:
   From net investment income                                        (1,316,175)       (2,683,386)      (2,837,554)      (5,618,357)
   From accumulated net realized gains from investments                (114,034)         (433,291)        (149,437)        (990,259)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                   6,493,992        36,542,659        9,350,350       93,615,925
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                          (19,573,199)      (37,979,535)     (39,481,870)     (78,840,403)
From accumulated net realized gains from investments                 (1,766,378)       (4,511,581)      (2,358,124)     (10,041,988)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                        (21,339,577)      (42,491,116)     (41,839,994)     (88,882,391)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                          --                --               --               --
   Net proceeds from shares issued to shareholders
      due to reinvestment of distributions                            1,832,627         2,555,277        1,258,837               --
Preferred shares offering costs                                              --                --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                                    1,832,627         2,555,277        1,258,837               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares                                                    (13,012,958)       (3,393,180)     (31,230,807)       4,733,534
Net assets applicable to Common shares at the beginning
   of period                                                        598,101,918       601,495,098    1,288,086,733    1,283,353,199
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period        $585,088,960      $598,101,918   $1,256,855,926   $1,288,086,733
====================================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of period                                            $  7,678,711      $  7,882,002   $   17,104,637   $   16,782,480
====================================================================================================================================


                                 See accompanying notes to financial statements.

                Statement of
                    CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                           PREMIER INSURED                   INSURED PREMIUM
                                                                             INCOME (NIF)                     INCOME 2 (NPX)
                                                                    -----------------------------     ------------------------------
                                                                      SIX MONTHS             YEAR       SIX MONTHS             YEAR
                                                                           ENDED            ENDED            ENDED            ENDED
                                                                         4/30/04         10/31/03          4/30/04         10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 10,082,148     $ 20,369,025     $ 17,443,117     $ 35,671,340
Net realized gain from investments                                     1,699,610          398,323        1,977,830        4,868,689
Change in net unrealized appreciation (depreciation)
   of investments                                                     (7,550,519)       2,116,009      (13,333,856)      (3,467,246)
Distributions to Preferred Shareholders:
   From net investment income                                           (670,838)      (1,427,461)      (1,156,675)      (2,405,892)
   From accumulated net realized gains from investments                  (26,521)         (66,215)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                    3,533,880       21,389,681        4,930,416       34,666,891
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (9,480,923)     (18,862,625)     (16,347,734)     (32,051,466)
From accumulated net realized gains from investments                    (373,855)        (674,649)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (9,854,778)     (19,537,274)     (16,347,734)     (32,051,466)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --               --               --               --
   Net proceeds from shares issued to shareholders
      due to reinvestment of distributions                               653,064          937,964          897,327          559,464
Preferred shares offering costs                                               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
      from capital share transactions                                    653,064          937,964          897,327          559,464
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares     (5,667,834)       2,790,371      (10,519,991)       3,174,889
Net assets applicable to Common shares at the beginning of period    303,911,692      301,121,321      530,974,544      527,799,655
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period         $298,243,858     $303,911,692     $520,454,553     $530,974,544
====================================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of period                                             $  2,980,794     $  3,050,407     $  5,723,050     $  5,784,342
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                           INSURED DIVIDEND                  INSURED TAX-FREE
                                                                            ADVANTAGE (NVG)                   ADVANTAGE (NEA)
                                                                    -----------------------------      -----------------------------
                                                                                                                            FOR THE
                                                                                                                             PERIOD
                                                                                                                           11/21/02
                                                                                                                      (COMMENCEMENT
                                                                      SIX MONTHS             YEAR       SIX MONTHS   OF OPERATIONS)
                                                                           ENDED            ENDED            ENDED          THROUGH
                                                                         4/30/04         10/31/03          4/30/04         10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 15,233,255     $ 30,822,852      $ 9,120,702     $ 15,163,064
Net realized gain from investments                                     3,916,239        2,261,496          375,435          103,646
Change in net unrealized appreciation (depreciation)
  of investments                                                      (9,911,288)       2,080,176       (3,555,376)       7,703,697
Distributions to Preferred Shareholders:
   From net investment income                                           (943,943)      (1,986,953)        (651,773)      (1,000,298)
   From accumulated net realized gains from investments                 (140,030)        (389,279)          (7,435)              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                    8,154,233       32,788,292        5,281,553       21,970,109
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                           (13,861,845)     (27,721,277)      (8,606,877)     (14,343,267)
From accumulated net realized gains from investments                  (2,127,005)      (3,132,797)         (98,078)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                         (15,988,850)     (30,854,074)      (8,704,955)     (14,343,267)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --           (1,575)         114,799      264,457,500
   Net proceeds from shares issued to shareholders
      due to reinvestment of distributions                                    --               --           78,606           12,612
Preferred shares offering costs                                               --            3,032               --       (3,084,842)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                                            --            1,457          193,405      261,385,270
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares     (7,834,617)       1,935,675       (3,229,997)     269,012,112
Net assets applicable to Common shares at the beginning of period    459,368,046      457,432,371      269,112,387          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period         $451,533,429     $459,368,046     $265,882,390     $269,112,387
====================================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of period                                             $  2,708,104     $  2,280,637     $   (318,796)    $   (180,848)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                Notes to
                       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured Quality Municipal Fund, Inc. (NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF), Nuveen Insured Premium Income Municipal Fund 2 (NPX), Nuveen Insured Dividend Advantage Municipal Fund (NVG) and Nuveen Insured Tax-Free Advantage Municipal Fund (NEA). Common shares of Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) are traded on the New York Stock Exchange while Common shares of Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Prior to the commencement of operations of Insured Tax-Free Advantage (NEA), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and the recording of the organization expenses ($11,500) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2004, Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Tax-Free Advantage (NEA) had outstanding when-issued purchase commitments of $1,108,380, $1,419,337, and $8,423,947, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                           PREMIER      INSURED      INSURED      INSURED
                                INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                       2,600        4,000            --        2,080        3,160           --
   Series T                       2,600        4,000            --        2,200        3,080        2,880
   Series W                       2,600        4,000           840        2,080           --        2,880
   Series W2                         --        3,200            --           --           --           --
   Series TH                      2,320        4,000         2,800        2,200        3,080           --
   Series TH2                        --        4,000            --           --           --           --
   Series F                       2,600        4,000         2,800        2,196           --           --
---------------------------------------------------------------------------------------------------------
Total                            12,720       27,200         6,440       10,756        9,320        5,760
=========================================================================================================

Effective January 17, 2003, Insured Tax-Free Advantage (NEA) issued 2,880 Series T and 2,880 Series W, $25,000 stated value Preferred shares.

Insurance

Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) invest at least 80% of their net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Insured Tax-Free Advantage (NEA). Insured Tax-Free Advantage's (NEA) share of Common share offering costs ($440,201) was recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Insured Tax-Free Advantage (NEA) in connection with the offering of Preferred shares ($3,084,842) were recorded as a reduction to paid-in surplus.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                      INSURED                  INSURED                 PREMIER INSURED
                                    QUALITY (NQI)          OPPORTUNITY (NIO)            INCOME (NIF)
                             -----------------------   ------------------------   -----------------------
                             SIX MONTHS         YEAR   SIX MONTHS          YEAR   SIX MONTHS         YEAR
                                  ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                4/30/04     10/31/03      4/30/04      10/31/03      4/30/04     10/31/03
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --           --           --            --           --           --
   Shares issued to shareholders
     due to reinvestment
     of distributions           109,785      156,328        77,090           --       39,908       57,779
---------------------------------------------------------------------------------------------------------
                                109,785      156,328        77,090           --       39,908       57,779
=========================================================================================================
Preferred shares sold                --           --           --            --           --           --
=========================================================================================================

                                     INSURED                   INSURED                      INSURED
                             PREMIUM INCOME 2 (NPX)    DIVIDEND ADVANTAGE (NVG)     TAX-FREE ADVANTAGE (NEA)
                            ------------------------   ------------------------   ----------------------------
                                                                                                       FOR THE
                                                                                                        PERIOD
                                                                                                      11/21/02
                                                                                                 (COMMENCEMENT
                             SIX MONTHS         YEAR   SIX MONTHS          YEAR   SIX MONTHS    OF OPERATIONS)
                                  ENDED        ENDED        ENDED         ENDED        ENDED           THROUGH
                                4/30/04     10/31/03      4/30/04      10/31/03      4/30/04          10/31/03
--------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --           --           --            --           --        18,500,000
   Shares issued to shareholders
     due to reinvestment
     of distributions            60,649       38,904           --            --        5,076               847
--------------------------------------------------------------------------------------------------------------
                                 60,649       38,904           --            --        5,076        18,500,847
==============================================================================================================
Preferred shares sold                --           --           --            --           --             5,760
==============================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended April 30, 2004, were as follows:

                                                            PREMIER      INSURED      INSURED      INSURED
                                INSURED       INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY   OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)         (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
----------------------------------------------------------------------------------------------------------
Purchases                   $25,141,236   $38,127,341   $39,480,318  $41,021,620  $64,598,683  $43,866,344
Sales and maturities         21,455,570    29,915,339    37,551,214   33,933,606   65,663,581   36,937,115
==========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2004, the cost of investments were as follows:

                                                              PREMIER       INSURED       INSURED       INSURED
                                INSURED         INSURED       INSURED       PREMIUM      DIVIDEND      TAX-FREE
                                QUALITY     OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE     ADVANTAGE
                                  (NQI)           (NIO)         (NIF)         (NPX)         (NVG)         (NEA)
---------------------------------------------------------------------------------------------------------------
Cost of investments        $847,332,616  $1,800,220,461  $428,691,714  $739,261,701  $655,788,523  $405,859,296
===============================================================================================================

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)


Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2004, were as follows:

                                                                  PREMIER        INSURED       INSURED      INSURED
                                   INSURED         INSURED        INSURED        PREMIUM      DIVIDEND     TAX-FREE
                                   QUALITY     OPPORTUNITY         INCOME       INCOME 2     ADVANTAGE    ADVANTAGE
                                     (NQI)           (NIO)          (NIF)          (NPX)         (NVG)        (NEA)
-------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                $45,593,883    $114,660,871    $25,267,254    $39,948,290   $23,824,223   $4,683,848
   Depreciation                 (1,339,133)     (3,527,841)    (1,186,641)    (2,620,960)   (2,623,967)    (523,424)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments              $44,254,750    $111,133,030    $24,080,613    $37,327,330   $21,200,256   $4,160,424
===================================================================================================================


The tax components of undistributed net investment income and net realized gains at October 31, 2003, the Funds' last fiscal year end, were as follows:

                                                               PREMIER      INSURED       INSURED      INSURED
                                   INSURED       INSURED       INSURED      PREMIUM      DIVIDEND     TAX-FREE
                                   QUALITY   OPPORTUNITY        INCOME     INCOME 2     ADVANTAGE    ADVANTAGE
                                     (NQI)         (NIO)         (NIF)        (NPX)         (NVG)        (NEA)
--------------------------------------------------------------------------------------------------------------
Undistributed net
   tax-exempt income           $10,441,828   $22,381,199    $4,603,021   $8,407,682    $4,542,562   $1,252,401
Undistributed net
   ordinary income *               264,316        78,388            --       66,600     2,266,382      104,003
Undistributed net long-term
   capital gains                 1,878,637     2,503,130       398,819           --           758           --
==============================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended October 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                PREMIER      INSURED      INSURED      INSURED
                                   INSURED      INSURED         INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                   QUALITY  OPPORTUNITY          INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                     (NQI)        (NIO)           (NIF)        (NPX)        (NVG)        (NEA)
--------------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income           $40,502,631  $84,020,174     $20,270,539  $34,382,914  $29,729,306  $13,903,084
Distributions from net
   ordinary income *               538,152      410,238          22,665           --    3,522,076           --
Distributions from net
   long-term
   capital gains                 4,406,720   11,032,247         740,863           --           --           --
==============================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2003, the Funds' last fiscal year end, Insured Premium Income 2
(NPX) had an unused capital loss carryforward of $16,777,857 available for federal income tax purposes to be applied against future capital gains, if any. If not applied $1,449,876 and $15,327,981 of the carryforward will expire in 2004 and 2008, respectively.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' (excluding Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under Insured Dividend Advantage's (NVG) and Insured Tax-Free Advantage's (NEA) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

As approved by the Board of Directors/Trustees, a complex-wide fee schedule for all Funds managed by the Advisor and its affiliates will go into effect on August 1, 2004. This complex-wide fee schedule is expected to marginally decrease the rate at which management fees are to be paid by the Funds. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.

For the first ten years of Insured Dividend Advantage's (NVG) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2002*                      .30%                       2008                  .25%
2003                       .30                        2009                  .20
2004                       .30                        2010                  .15
2005                       .30                        2011                  .10
2006                       .30                        2012                  .05
2007                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Dividend Advantage (NVG) for any portion of its fees and expenses beyond March 31, 2012.

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)


For the first eight years of Insured Tax-Free Advantage's (NEA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
NOVEMBER 30,                                     NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                     .32%                        2007                  .32%
2003                      .32                         2008                  .24
2004                      .32                         2009                  .16
2005                      .32                         2010                  .08
2006                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Tax-Free Advantage (NEA) for any portion of its fees and expenses beyond November 30, 2010.

6. INVESTMENT COMPOSITION

At April 30, 2004, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                           PREMIER      INSURED      INSURED      INSURED
                                INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
---------------------------------------------------------------------------------------------------------
Education and Civic Organizations    --%           3%            3%           6%           9%          2%
Healthcare                           16           10            15           11            5          14
Housing/Multifamily                   7            3             4            7           --          --
Housing/Single Family                 1            5             1            1            4          --
Tax Obligation/General               13            8            17           11           25          27
Tax Obligation/Limited               11           13            13           16           17          30
Transportation                       21           20            17           12           18           7
U.S. Guaranteed                      13           19            19           10            4           2
Utilities                            13           14             7           18            6          11
Water and Sewer                       5            5             3            8           12           7
Other                                --           --             1           --           --          --
---------------------------------------------------------------------------------------------------------
                                    100%         100%          100%         100%         100%        100%
=========================================================================================================

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (100% for Insured Quality (NQI), 100% for Insured Opportunity (NIO), 100% for Premier Insured Income (NIF), 100% for Insured Premium Income 2 (NPX), 91% for Insured Dividend Advantage (NVG) and 88% for Insured Tax-Free Advantage (NEA)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2004, to shareholders of record on May 15, 2004, as follows:

                                                         PREMIER     INSURED       INSURED      INSURED
                                INSURED      INSURED     INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY      INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)       (NIF)        (NPX)        (NVG)        (NEA)
-------------------------------------------------------------------------------------------------------
Dividend per share               $.0845       $.0810      $.0815       $.0730       $.0775       $.0775
=======================================================================================================


Swap Transactions

On June 7, 2004 and June 9, 2004, Insured Tax-Free Advantage (NEA) entered into forward starting swap transactions in the notional amounts of 10,000,000 and 30,000,000, respectively, for the purpose of hedging the Fund's portfolio duration. The swap transactions will be marked to market daily with the corresponding unrealized gain or loss reflected in the Fund's NAV.


                Financial
                        HIGHLIGHTS (Unaudited)
Selected data for a Common share outstanding throughout each period:



                                                           Investment Operations                             Less Distributions
                                     ---------------------------------------------------------------  ------------------------------

                                                              Distributions   Distributions
                                                                   from Net            from                  Net
                        Beginning                       Net      Investment         Capital           Investment   Capital
                           Common                 Realized/       Income to        Gains to            Income to  Gains to
                            Share           Net  Unrealized       Preferred       Preferred               Common    Common
                        Net Asset    Investment  Investment          Share-          Share-               Share-    Share-
                            Value        Income  Gain (Loss)        holders+        holders+   Total     holders   holders    Total
====================================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                    $15.72         $ .54      $ (.34)          $(.03)          $  --   $  .17      $ (.51)    $(.05)  $ (.56)
2003                        15.87          1.10        (.05)           (.07)           (.01)     .97       (1.00)     (.12)   (1.12)
2002                        15.78          1.12         .03            (.11)           (.01)    1.03        (.92)     (.02)    (.94)
2001                        14.51          1.18        1.20            (.26)             --     2.12        (.85)       --     (.85)
2000                        13.95          1.20         .60            (.34)             --     1.46        (.90)       --     (.90)
1999                        16.02          1.17       (1.91)           (.22)           (.04)   (1.00)       (.92)     (.13)   (1.05)

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                     15.89           .53        (.38)           (.03)             --      .12        (.49)     (.03)    (.52)
2003                        15.83          1.06         .17            (.07)           (.01)    1.15        (.97)     (.12)   (1.09)
2002                        15.72          1.15         .03            (.11)           (.01)    1.06        (.93)     (.02)    (.95)
2001                        14.64          1.17        1.04            (.26)             --     1.95        (.87)       --     (.87)
2000                        14.25          1.21         .39            (.33)             --     1.27        (.88)       --     (.88)
1999                        16.04          1.18       (1.73)           (.24)           (.01)    (.80)       (.94)     (.04)    (.98)

PREMIER INSURED
INCOME (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                     15.69           .52        (.31)           (.03)             --      .18        (.49)     (.02)    (.51)
2003                        15.59          1.05         .13            (.07)             --     1.11        (.98)     (.03)   (1.01)
2002                        15.55          1.14        (.05)           (.11)             --      .98        (.94)       --     (.94)
2001                        14.66          1.18         .85            (.26)             --     1.77        (.88)       --     (.88)
2000                        14.25          1.20         .43            (.33)             --     1.30        (.89)       --     (.89)
1999                        16.18          1.16       (1.89)           (.23)           (.01)    (.97)       (.90)     (.04)    (.94)

INSURED PREMIUM
INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                     14.24           .47        (.31)           (.03)             --      .13        (.44)       --     (.44)
2003                        14.17           .96         .03            (.06)             --      .93        (.86)       --     (.86)
2002                        13.94           .99         .16            (.10)             --     1.05        (.82)       --     (.82)
2001                        13.05          1.01         .86            (.23)             --     1.64        (.75)       --     (.75)
2000                        12.40           .99         .66            (.29)             --     1.36        (.71)       --     (.71)
1999                        14.10           .97       (1.71)           (.23)             --     (.97)       (.73)       --     (.73)

INSURED DIVIDEND
ADVANTAGE (NVG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                     15.41           .51        (.20)           (.03)             --      .28        (.47)     (.07)    (.54)
2003                        15.35          1.03         .15            (.07)           (.01)    1.10        (.93)     (.11)   (1.04)
2002(a)                     14.33           .55        1.10            (.05)             --     1.60        (.47)       --     (.47)

INSURED TAX-FREE
ADVANTAGE (NEA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                     14.54           .49        (.16)           (.04)             --      .29        (.47)     (.01)    (.48)
2003(b)                     14.33           .82         .42            (.05)             --     1.19        (.78)       --     (.78)
====================================================================================================================================


                                                                         Total Returns
                                                                     ---------------------
                              Offering                                             Based
                             Costs and       Ending                                   on
                             Preferred       Common                   Based       Common
                                 Share        Share       Ending         on    Share Net
                          Underwriting    Net Asset       Market     Market        Asset
                             Discounts        Value        Value      Value**      Value**
==========================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                          $  --       $15.33     $14.7100      (7.14)%       1.01%
2003                                --        15.72      16.3900      12.92         6.27
2002                                --        15.87      15.5500      10.82         6.83
2001                                --        15.78      14.9200      15.53        14.94
2000                                --        14.51      13.6875      10.94        10.86
1999                              (.02)       13.95      13.1875      (9.65)       (6.77)

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                             --        15.49      14.1800      (6.34)         .66
2003                                --        15.89      15.6400      10.22         7.51
2002                                --        15.83      15.2100       9.80         7.01
2001                                --        15.72      14.7400      19.84        13.61
2000                                --        14.64      13.0625       5.06         9.25
1999                              (.01)       14.25      13.3125     (14.71)       (5.33)

PREMIER INSURED
INCOME (NIF)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                             --        15.36      14.2300      (5.29)        1.06
2003                                --        15.69      15.5100       7.84         7.28
2002                                --        15.59      15.3300       6.84         6.57
2001                                --        15.55      15.2500      19.97        12.40
2000                                --        14.66      13.5000       9.92         9.41
1999                              (.02)       14.25      13.1250     (17.33)       (6.42)

INSURED PREMIUM
INCOME 2 (NPX)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                             --        13.93      12.7300      (7.07)         .83
2003                                --        14.24      14.1200       8.84         6.70
2002                                --        14.17      13.7700       6.32         7.83
2001                                --        13.94      13.7500      29.46        12.85
2000                                --        13.05      11.2500       4.35        11.35
1999                                --        12.40      11.5000     (11.16)       (7.21)

INSURED DIVIDEND
ADVANTAGE (NVG)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                             --        15.15      13.7200      (4.02)        1.72
2003                                --        15.41      14.8100       6.10         7.37
2002(a)                           (.11)       15.35      14.9600       2.84        10.44

INSURED TAX-FREE
ADVANTAGE (NEA)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                            .01        14.36      13.5100      (5.75)        1.92
2003(b)                           (.20)       14.54      14.7900       3.87         6.98
==========================================================================================

                                                                   Ratios/Supplemental Data
                              ----------------------------------------------------------------------------------------------
                                                 Before Credit/Reimbursement     After Credit/Reimbursement***
                                               ------------------------------    -----------------------------
                                                               Ratio of Net                    Ratio of Net
                                                 Ratio of        Investment        Ratio of      Investment
                                   Ending        Expenses         Income to        Expenses       Income to
                                      Net      to Average           Average      to Average         Average
                                   Assets      Net Assets        Net Assets      Net Assets      Net Assets
                               Applicable      Applicable        Applicable      Applicable      Applicable       Portfolio
                                to Common       to Common         to Common       to Common       to Common        Turnover
                              Shares (000)         Shares++          Shares++        Shares++        Shares++          Rate
============================================================================================================================
INSURED QUALITY (NQI)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                        $  585,089            1.19%*            6.82%*          1.18%*          6.83%*             2%
2003                              598,102            1.20              6.93            1.20            6.94              14
2002                              601,495            1.23              7.22            1.21            7.24              44
2001                              596,999            1.24              7.72            1.23            7.74              34
2000                              549,120            1.24              8.48            1.23            8.49              24
1999                              527,789            1.19              7.67            1.18            7.67              27

INSURED OPPORTUNITY (NIO)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                         1,256,856            1.16*             6.54*           1.16*           6.54*              2
2003                            1,288,087            1.17              6.67            1.16            6.68              21
2002                            1,283,353            1.20              7.42            1.19            7.42              37
2001                            1,274,659            1.21              7.69            1.20            7.70              39
2000                            1,186,701            1.20              8.47            1.20            8.48              16
1999                            1,155,516            1.16              7.67            1.16            7.67              26

PREMIER INSURED
INCOME (NIF)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                           298,244            1.20*             6.50*           1.20*           6.51*              8
2003                              303,912            1.22              6.66            1.21            6.68              25
2002                              301,121            1.25              7.40            1.23            7.42              43
2001                              299,654            1.26              7.79            1.24            7.81              34
2000                              282,544            1.26              8.37            1.24            8.39              21
1999                              274,668            1.19              7.49            1.18            7.50              32

INSURED PREMIUM
INCOME 2 (NPX)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                           520,455            1.16*             6.47*           1.15*           6.47*              4
2003                              530,975            1.17              6.68            1.16            6.69              31
2002                              527,800            1.20              7.13            1.19            7.14              26
2001                              519,296            1.22              7.39            1.20            7.41              27
2000                              486,009            1.22              7.87            1.20            7.88              55
1999                              461,955            1.21              7.11            1.21            7.11              35

INSURED DIVIDEND
ADVANTAGE (NVG)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                           451,533            1.15*             6.05*            .70*           6.50*              9
2003                              459,368            1.17              6.22             .72            6.67              25
2002(a)                           457,432            1.10*             5.71*            .61*           6.20*             22

INSURED TAX-FREE
ADVANTAGE (NEA)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(c)                           265,882            1.19*             6.11*            .70*           6.59*              9
2003(b)                           269,112            1.12*             5.52*            .65*           6.00*             72
============================================================================================================================

                                  Preferred Shares at End of Period
                             ------------------------------------------
                               Aggregate    Liquidation
                                  Amount     and Market           Asset
                             Outstanding          Value        Coverage
                                    (000)     Per Share       Per Share
=======================================================================
INSURED QUALITY (NQI)
-----------------------------------------------------------------------
Year Ended 10/31:
2004(c)                         $318,000        $25,000         $70,998
2003                             318,000         25,000          72,021
2002                             318,000         25,000          72,287
2001                             318,000         25,000          71,934
2000                             318,000         25,000          68,170
1999                             318,000         25,000          66,493

INSURED OPPORTUNITY (NIO)
-----------------------------------------------------------------------
Year Ended 10/31:
2004(c)                          680,000         25,000          71,208
2003                             680,000         25,000          72,356
2002                             680,000         25,000          72,182
2001                             680,000         25,000          71,862
2000                             680,000         25,000          68,629
1999                             680,000         25,000          67,482

PREMIER INSURED
INCOME (NIF)
-----------------------------------------------------------------------
Year Ended 10/31:
2004(c)                          161,000         25,000          71,311
2003                             161,000         25,000          72,191
2002                             161,000         25,000          71,758
2001                             161,000         25,000          71,530
2000                             161,000         25,000          68,873
1999                             161,000         25,000          67,650

INSURED PREMIUM
INCOME 2 (NPX)
-----------------------------------------------------------------------
Year Ended 10/31:
2004(c)                          268,900         25,000          73,387
2003                             268,900         25,000          74,365
2002                             268,900         25,000          74,070
2001                             268,900         25,000          73,280
2000                             268,900         25,000          70,185
1999                             268,900         25,000          67,949

INSURED DIVIDEND
ADVANTAGE (NVG)
-----------------------------------------------------------------------
Year Ended 10/31:
2004(c)                          233,000         25,000          73,448
2003                             233,000         25,000          74,288
2002(a)                          233,000         25,000          74,081

INSURED TAX-FREE
ADVANTAGE (NEA)
-----------------------------------------------------------------------
Year Ended 10/31:
2004(c)                          144,000         25,000          71,160
2003(b)                          144,000         25,000          71,721
=======================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 25, 2002 (commencement of operations) through October 31, 2002.
(b) For the period November 21, 2002 (commencement of operations) through October 31, 2003.
(c)  For the six months ended April 30, 2004.


                See accompanying notes to financial statements.

                                  62-63 SPREAD

                Build Your Wealth
                        AUTOMATICALLY



Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                Fund
                  INFORMATION

BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
Anne E. Impellizzeri*
William L. Kissick*
Thomas E. Leafstrand*
Peter R. Sawers*
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington*

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

POLICY CHANGE

On February 25, 2004, the Board approved policies that would allow NVG and NEA at the discretion of the Adviser, to engage in certain types of derivative transactions for the purpose of hedging interest rate risk. There is no guarantee that the Adviser will cause a Fund to enter into such transactions. If a Fund were to engage in hedging, there is no guarantee that such hedging will be successful.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

----------
*Director/Trustee will be retiring on June 30, 2004.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were purchased during the six-months ended April 30, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                           FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-D-0404D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premier Insured Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: July 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: July 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.